UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4052

CITIFUNDS TRUST III - CITI CASH RESERVES
                      CITI U.S. TREASURY RESERVES
                      CITI TAX FREE RESERVES
                      CITI NEW YORK TAX FREE RESERVES
                      CITI CALIFORNIA TAX FREE RESERVES
                      CITI CONNECTICUT TAX FREE RESERVES
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  AUGUST 31
Date of reporting period: FEBRUARY 29, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

Semi-Annual Report

CitiSM Cash Reserves February 29, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter From the Chairman	1

Fund Facts	3

Citi Cash Reserves

Statement of Assets and Liabilities	4

Statement of Operations	5

Statements of Changes in Net Assets	6

Notes to Financial Statements	7

Financial Highlights	10

Liquid Reserves Portfolio

Schedule of Investments	11

Statement of Assets and Liabilities	14

Statement of Operations	15

Statements of Changes in Net Assets	16

Notes to Financial Statements	17

Financial Highlights	20

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Economic prospects continued to improve over the six months ended February 29, 2004, as tax cuts and continued mortgage re-financings placed additional money into the hands of consumers. Rising domestic consumption, increases in business fixed investment and export activity contributed to a relatively robust growth rate in gross domestic product (“GDP”)[i] in the second half of 2003.

Although Federal Reserve Chairman Alan Greenspan indicated in his semi-annual report to members of Congress that “the real federal funds rate will eventually need to rise toward a more neutral level,” the rate remained at 1.00% through the end of February. Low inflation and a lack of substantial improvement in the labor market will enable the Fed to remain “patient” in its direction of monetary policy. Money market yields moved lower over the reporting period as investors’ expectations of a shift towards a tighter Fed policy waned.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Within this environment, the fund performed as follows:

CITISM CASH RESERVES
YIELDS AS OF FEBRUARY 29, 2004 (Unaudited)

Seven-day current yield	0.42%
Seven-day effective yield	0.42%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost.

The fund’s yields will vary. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Both yields include a voluntary partial waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current and seven-day effective yields would have been 0.27%. Both yields include a voluntary partial waiver of the management fee.

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. In the cases where the current yield and effective yield are the same, it is due to rounding.

1

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 9, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

The fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”).

Please refer to pages 11 through 13 for a list and percentage breakdown of the Portfolio’s holdings.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund.

iGross domestic product is a market value of goods and services produced by labor and property in a given country.

2

F U N D   F A C T S

Fund Objective
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmarks*
August 31, 1984	• Lipper Taxable Money Market
Funds Average
• iMoneyNet, Inc. 1st Tier Taxable
Net Assets as of 2/29/04	Money Market Funds Average
$1,930.6 million

*The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

3

Citi Cash Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investment in Liquid Reserves Portfolio, at value (Note 1A)	$1,932,426,661
Receivable for shares of beneficial interest sold	200,355

Total assets	1,932,627,016

Liabilities:
Dividends payable	537,330
Management fees payable (Note 3)	485,656
Payable for shares of beneficial interest repurchased	441,050
Distribution/Service fees payable (Note 4)	384,999
Accrued expenses and other liabilities	206,398

Total liabilities	2,055,433

Net Assets for 1,930,555,661 shares of beneficial interest outstanding	$1,930,571,583

Net Assets Consist of:
Par value of shares of beneficial interest
($0.00001 par value, unlimited shares authorized)	$19,306
Paid-in capital in excess of par value	1,930,536,355
Accumulated net gain on investments from Liquid Reserves Portfolio	15,922

Total net assets	$1,930,571,583

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See notes to financial statements

4

Citi Cash Reserves
S T A T E M E N T O F O P E R A T I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Investment Income (Note 1B):
Income from Liquid Reserves Portfolio	$10,956,044
Allocated expenses from Liquid Reserves Portfolio	(975,680)

		$9,980,364
Expenses:
Management fees (Note 3)	3,889,624
Distribution/Service fees (Note 4)	2,431,015
Transfer agent fees	116,088
Shareholder reports	68,669
Blue sky fees	35,741
Legal fees	33,291
Trustees’ fees	15,421
Custody and fund accounting fees	8,414
Audit fees	6,000
Other	551

Total expenses	6,604,814
Less: aggregate amount waived by the Manager (Note 3)	(774,358)

Net expenses		5,830,456

Net investment income		4,149,908
Net Realized Gain on Investments from Liquid Reserves Portfolio		119,535

Net Increase in Net Assets Resulting from Operations		$4,269,443

See notes to financial statements

5

Citi Cash Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase in Net Assets from Operations:
Net investment income	$4,149,908	$17,661,982
Net realized gain on investments	119,535	—

Net increase in net assets from operations	4,269,443	17,661,982

From Investment Activities:
Declared as dividends to shareholders (Note 2):	(4,253,521)	(17,661,982)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	1,163,733,749	2,145,859,066
Net asset value of shares issued to shareholders
from reinvestment of dividends	876,584	3,549,918
Cost of shares repurchased	(1,233,318,463)	(2,552,946,904)

Net decrease in net assets from transactions in
shares of beneficial interest	(68,708,130)	(403,537,920)

Net Decrease in Net Assets	(68,692,208)	(403,537,920)

Net Assets:
Beginning of period	1,999,263,791	2,402,801,711

End of period	$1,930,571,583	$1,999,263,791

See notes to financial statements

6

Citi Cash Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Citi Cash Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), formerly known as Cash Reserves Portfolio, a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (5.4% at February 29, 2004) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor (the “Distributor”). Citicorp Trust Bank, fsb (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

     The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. InvestmentValuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses are charged against and reduce the amount of the Fund’s investment in the Portfolio.

2. Dividends The net income of the Fund is determined once daily, as of 3:00 p.m.

Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

7

Citi Cash Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

3. Management Fees The management fees are computed at an annual rate of 0.40% of the Fund’s average daily net assets. The management fees paid to the Manager, as compensation for overall investment management services amounted to $3,889,624, of which $774,358 was voluntarily waived for the six months ended February 29, 2004. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule l2b-1 under the 1940 Act. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% of the average daily net assets represented by Class N shares. The distribution fees amounted to $2,431,015 for the six months ended February 29, 2004. These fees may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $625,081,006 and $703,791,421, respectively, for the six months ended February 29, 2004.

7.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

8

Citi Cash Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

8. Additional Information The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affil-iate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those ben-efits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

9

Citi Cash Reserves
F I N A N C I A L   H I G H L I G H T S

Six Months Ended			Year Ended August 31,
February 29, 2004
(Unaudited)			2003	2002	2001	2000	1999

Net Asset Value,
beginning of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00218		0.00778	0.01737	0.04958	0.05353	0.04536
Less dividends from net
investment income	(0.00218)		(0.00778)	(0.01737)	(0.04958)	(0.05353)	(0.04536)

Net Asset Value,
end of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of period
(000’s omitted)	$1,930,572		$1,999,264	$2,402,802	$2,720,080	$2,553,409	$2,586,388
Ratio of expenses
to average net assets†	0.70	%*	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment
income to average
net assets†	0.44	%*	0.80%	1.75%	4.93%	5.35%	4.53%
Total return	0.22	%**	0.79%	1.75%	5.07%	5.49%	4.63%

Note: If agents of the Fund and agents of Liquid Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$0.00141		$0.00609	$0.01535	$0.04722	$0.05112	$0.04301
Ratios:
Expenses to average
net assets†	0.85	%*	0.85%	0.88%	0.95%	0.93%	0.94%
Net investment income to
average net assets†	0.29	%*	0.65%	1.57%	4.68%	5.11%	4.29%

† Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.
* Annualized
** Not Annualized

See notes to financial statements

10

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 12.0%

K2 USA LLC,*
1.07% due 04/07/04	$140,000	$139,998,596
1.07% due 04/26/04	156,500	156,496,418
1.07% due 05/18/04	75,000	74,996,891
1.05% due 09/28/04	150,000	149,978,499
Links Finance Corp.,*
1.06% due 03/15/04	200,000	199,999,164
1.06% due 06/16/04	100,000	99,991,230
1.05% due 07/15/04	400,000	399,970,273
1.05% due 01/18/05	250,000	249,956,233
Premier Asset Coll
Entity Ltd.,*
1.06% due 04/26/04	100,000	99,998,474
1.06% due 05/17/04	125,000	124,997,385
Sigma Finance Corp.,*
1.07% due 04/05/04	500,000	499,995,192
1.06% due 04/28/04	100,000	99,997,622
1.07% due 04/30/04	250,000	249,993,852
1.05% due 07/15/04	373,000	372,965,350
1.06% due 08/17/04	250,000	249,970,902
1.05% due 01/18/05	175,000	174,969,363
1.05% due 01/21/05	100,000	99,977,793
Stanfield Victoria
Finance Ltd.,*
1.07% due 05/04/04	100,000	99,998,266
1.06% due 05/20/04	100,000	99,996,681
1.06% due 06/15/04	100,000	99,996,270
1.07% due 06/15/04	100,000	99,995,645
Whistlejacket
Capital Ltd.,*
1.05% due 06/28/04	50,000	49,996,766
1.05% due 12/15/04	111,000	110,977,800
White Pine
Finance LLC, *
1.05% due 09/15/04	100,000	99,986,475
1.05% due 09/28/04	108,000	107,984,312
1.05% due 10/25/04	118,000	117,984,569

		4,331,170,021

Bank Notes — 1.4%

Bank America
1.07% due 06/09/04	500,000	500,000,000

Certificates of Deposit (Euro) — 13.2%

Barclays Bank,
1.12% due 03/17/04	119,000	119,001,025
Credit Lyonnais
Grand Cayman,
1.11% due 04/02/04	150,000	150,000,663
Depfa Bank, PLC,
1.14% due 06/14/04	500,000	500,000,000
1.08% due 06/16/04	300,000	300,000,000
1.11% due 07/13/04	200,000	200,000,000
1.12% due 08/24/04	110,000	110,000,000
HBOS,
1.13% due 03/22/04	$164,000	$164,000,953
HBOS London,
1.11% due 05/06/04	200,000	200,003,641
1.11% due 05/10/04	350,000	350,003,390
1.11% due 05/24/04	100,000	100,002,324
San Paulo Imi Spa,
1.10% due 05/10/04	350,000	350,000,000
Unicredito Italiano,
1.11% due 03/12/04	200,000	200,001,777
1.08% due 03/16/04	200,000	200,000,000
1.09% due 03/24/04	100,000	100,000,000
1.13% due 04/05/04	100,000	100,002,900
1.08% due 04/07/04	150,000	150,000,000
1.15% due 04/30/04	150,000	150,000,000
Westdeutsche
Landesbank,
1.13% due 04/08/04	1,300,000	1,300,013,645

		4,743,030,318

Certificates of Deposit (Yankee) — 13.9%

Canadian Imperial Bank,
1.06% due 03/11/04	200,000	199,999,244
Credit Agricole,
1.12% due 06/30/04	250,000	250,000,000
Credit Lyonnias,
1.12% due 03/05/04	100,000	99,999,779
1.09% due 04/26/04	300,000	300,000,000
1.09% due 08/25/04	300,000	300,000,000
Danske Bank
1.08% due 08/31/04	300,000	300,000,000
Dexia Bank NY,
1.08% due 08/31/04	250,000	250,000,000
Landesbank Baden,
1.10% due 04/26/04	480,000	480,003,720
Nationwide
Building Soc.,
1.11% due 03/10/04	100,000	100,000,725
1.09% due 08/17/04	189,000	188,032,897
1.09% due 08/23/04	100,000	99,470,138
Nordeka Bank Finland,
1.07% due 06/30/04	117,000	117,000,000
Norddeutchse
Landesbank,
1.10% due 03/15/04	150,000	149,935,833
1.10% due 04/16/04	150,000	149,789,167
1.10% due 04/19/04	125,000	125,000,847
Norddeutchse
Landesbank Giro,
1.08% due 06/23/04	150,000	150,000,000
1.09% due 06/23/04	300,000	300,004,728
Svenska
Handelsbabken AB,
1.06% due 06/30/04	340,000	340,000,000
1.09% due 08/23/04	500,000	500,000,000

11

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit
(Yankee) — (cont’d)

Toronto Dominion Bank,
1.09% due 03/16/04	$250,000	$250,000,000
1.06% due 03/26/04	100,000	100,000,000
1.11% due 04/06/04	100,000	100,001,468
1.07% due 06/29/04	139,000	139,000,000

		4,988,238,546

Commercial Paper — 37.1%

ABSC Capital Corp,
1.08% due 03/12/04	100,000	99,967,000
Amstel Funding Corp.,
1.12% due 03/15/04	191,846	191,762,440
1.15% due 04/07/04	102,111	101,990,310
1.10% due 04/15/04	291,000	290,599,875
1.15% due 04/28/04	200,000	199,629,444
1.11% due 05/28/04	100,000	99,728,667
1.17% due 06/16/04	74,069	73,811,425
1.18% due 06/18/04	179,801	179,161,333
1.09% due 07/27/04	221,081	221,085,830
ANZ Delware Inc.,
1.10% due 04/19/04	189,500	189,217,566
Asset Portfolio Funding,
1.10% due 03/10/04	116,774	116,741,887
Atlantis One
Funding Corp.,
1.10% due 04/07/04	150,008	149,838,408
Atomium Funding Corp.,
1.12% due 03/15/04	128,372	128,316,087
1.11% due 03/16/04	107,000	106,950,513
1.11% due 03/17/04	120,735	120,675,437
1.06% due 04/20/04	120,098	119,921,189
1.05% due 05/11/04	102,813	102,600,091
1.07% due 05/21/04	186,534	186,084,919
1.08% due 06/03/04	75,000	74,788,500
BankAmerica Corp,
1.05% due 05/07/04	300,000	299,413,750
CANCARRA,
1.11% due 03/10/04	96,882	96,855,115
Crown Point Cap Co.,
1.13% due 03/03/04	100,385	100,359,792
1.12% due 03/11/04	250,906	250,827,940
1.06% due 05/13/04	253,256	252,711,640
1.13% due 08/10/04	100,000	99,491,500
Danske Corp Disc.,
1.08% due 08/23/04	200,000	198,950,000
1.08% due 08/27/04	232,000	230,754,160
Depfa Bank Europe,
1.11% due 04/01/04	105,712	105,610,957
Edison Asset Securitization
1.08% due 07/01/04	192,474	191,769,545
GE Capital Corp,
1.10% due 08/09/04	$200,000	$199,016,111
GE Capital International
Funding Inc.,
1.09% due 08/17/04	200,000	198,976,611
1.09% due 08/18/04	200,000	198,970,556
Georgetown Funding,
1.14% due 03/16/04	607,973	607,684,213
1.06% due 04/15/04	220,000	219,708,500
Giro Balanced Funding,
1.05% due 05/20/04	124,309	124,018,946
Grampian Funding Ltd.,
1.10% due 03/05/04	155,000	154,981,056
1.10% due 03/29/04	519,000	518,555,967
1.07% due 06/02/04	147,000	146,593,668
1.09% due 07/16/04	129,000	128,464,901
1.10% due 08/09/04	128,000	127,370,311
1.10% due 08/10/04	233,000	231,846,650
1.08% due 08/23/04	129,000	128,322,750
Hannover,
1.05% due 03/03/04	123,001	122,993,825
1.06% due 04/28/04	216,821	216,450,718
HBOS Treasury
Services PLC,
1.10% due 03/10/04	150,000	149,958,750
1.10% due 03/12/04	100,000	99,966,389
1.10% due 03/18/04	200,000	199,896,583
1.10% due 03/22/04	200,000	199,872,250
1.10% due 04/16/04	100,000	99,859,444
KBC Financial
Products
International,
1.07% due 07/21/04	150,000	149,366,917
Mica Funding LLC,
1.12% due 03/05/04	250,000	249,968,889
1.15% due 03/10/04	100,000	99,971,250
1.08% due 04/22/04	200,000	199,688,000
1.06% due 05/24/04	100,000	99,752,667
1.08% due 06/10/04	112,000	111,660,640
Moat Funding LLC,
1.13% due 03/11/04	100,000	99,968,611
1.13% due 03/12/04	100,000	99,965,473
Nyala Funding LLC,
1.13% due 03/15/04	114,929	114,878,495
1.07% due 06/15/04	130,000	129,590,428
Perry Global Fund,
1.13% due 03/17/04	106,557	106,503,485
1.13% due 03/25/04	186,042	185,901,848
1.14% due 05/14/04	100,000	99,765,667
Regency Markets LLC,
1.05% due 05/20/04	156,193	155,828,550
Saint Germain Holdings,
1.15% due 03/23/04	130,000	129,908,639

12

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
Principal
Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d)

Santander,
1.10% due 04/01/04	$249,000	$248,764,142
1.10% due 04/16/04	425,000	424,404,237
1.08% due 08/16/04	100,000	99,496,000
Scaldis,
1.10% due 03/26/04	80,415	80,353,572
Silver Tower
US Funding,
1.08% due 04/13/04	130,000	129,832,300
1.07% due 04/23/04	100,000	99,842,473
Special Purpose Accounts,
1.08% due 04/01/04	149,000	149,000,000
1.08% due 04/13/04	200,000	200,000,000
Spintab Mortgage,
1.11% due 03/15/04	195,000	194,915,825
1.11% due 03/25/04	128,000	127,905,280
1.12% due 04/07/04	248,000	247,715,799
Stadshypotek Del Inc.,
1.13% due 03/12/04	100,000	99,965,472
Tulip Funding Inc.,
1.14% due 03/01/04	350,000	350,000,000
Victory Receivable Corp.,
1.05% due 03/24/04	200,588	200,453,439

		13,338,491,617

Corporate Notes — 8.3%

Brahms Funding Corp.,
1.09% due 03/01/04	500,811	500,811,000

Fenway Funding,
1.10% due 03/05/04	124,370	124,354,799
1.08% due 03/26/04	128,616	128,519,538
1.08% due 03/29/04	150,000	149,874,000
1.08% due 03/30/04	200,359	200,184,688
1.08% due 04/07/04	100,126	100,014,860

Foxboro Funding Ltd.,
1.08% due 03/11/04	100,000	99,970,000
1.09% due 03/17/04	167,632	167,550,793
1.11% due 03/19/04	119,792	119,725,515
1.09% due 03/24/04	101,744	101,673,147
Harwood Funding Corp.,
1.17% due 03/18/04	300,000	299,834,250
Main Street,
1.18% due 03/09/04	100,000	99,973,778
1.10% due 03/15/04	100,000	99,957,222
1.09% due 03/18/04	165,000	164,915,071
1.09% due 03/24/04	150,000	149,895,542
1.09% due 03/26/04	276,050	275,841,042
Mittens,
1.08% due 04/26/04	100,000	99,832,000
Park Granada LLC,
1.06% due 03/02/04	99,800	99,797,061

		2,982,724,306

Master Notes -— 2.9%

Merrill Lynch,
1.21% due 03/01/04	$202,800	$202,800,000
Morgan Stanley,
1.26% due 03/01/04	850,000	850,000,000

		1,052,800,000

Medium Term Notes — 6.4%

Blue Heron Funding,*
1.12% due 03/19/04	200,000	200,000,000
1.12% due 05/19/04	438,750	438,750,000
1.12% due 05/28/04	180,000	180,000,000
1.12% due 10/15/04	500,000	500,000,000
1.12% due 12/17/04	175,000	175,000,000
Cit Group Inc.,*
1.25% due 12/01/04	150,000	150,000,000
Credit Suisse
First Boston,*
1.08% due 09/20/04	270,000	270,000,000
Merrill Lynch & Co. Inc.,*
1.10% due 02/03/09	385,000	385,000,000

		2,298,750,000

Promissory Note — 3.0%

Goldman Sachs,
1.21% due 09/27/04	1,100,000	1,100,000,000

Time Deposits — 1.0%

National City Bank
Grand Cayman,
1.04% due 03/01/04	352,608	352,608,000

United States
Government Agencies — 0.7%

Federal National
Mortgage Association,*
1.06% due 07/20/04	250,093	250,046,870

Total Investments,
at Amortized
Cost	99.9%	35,937,859,678
Other Assets,
Less Liabilities	0.1	20,645,654

Net Assets	100.0%	$35,958,505,332

* Variable interest rates—subject to periodic change.

See notes to financial statements

13

Liquid Reserves Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investments at value (Note 1A)	$35,937,859,678
Interest receivable	25,315,870

Total assets	35,963,175,548

Liabilities:
Accrued expenses and other liabilities	2,538,057
Management fees payable (Note 2)	2,132,159

Total liabilities	4,670,216

Net Assets	$35,958,505,332

Represented by:
Paid-in capital for beneficial interests	$35,958,505,332

See notes to financial statements

14

Liquid Reserves Portfolio
S T A T E M E N T O F O P E R A T I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Interest Income (Note 1B):		$221,037,665

Expenses:
Management fees (Note 2)	$29,466,742
Custody and fund accounting fees	4,165,353
Trustees’ fees	220,515
Legal fees	70,055
Audit fees	21,925
Other	27,556

Total expenses	33,972,146

Less: aggregate amounts waived by the Manager (Note 2)	(14,290,787)
Less: fees paid indirectly (Note 1F)	(291)

Net expenses		19,681,068

Net investment income		201,356,597
Net Realized Gain on Investments		2,456,400

Net Increase in Net Assets Resulting from Operations		$203,812,997

See notes to financial statements

15

Liquid Reserves Portfolio
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase (Decrease) in Net Assets
from Operations:
Net investment income	$201,356,597	$619,131,302
Net realized gain on investments	2,456,400	—

Net increase in net assets from operations	203,812,997	619,131,302

Capital Transactions:
Proceeds from contributions	43,419,689,427	95,248,125,837
Value of withdrawals	(47,112,090,932)	(101,427,035,864)

Net decrease in net assets from
capital transactions	(3,692,401,505)	(6,178,910,027)

Net Decrease in Net Assets	(3,488,588,508)	(5,559,778,725)

Net Assets:
Beginning of period	39,447,093,840	45,006,872,565

End of period	$35,958,505,332	$39,447,093,840

See notes to financial statements

16

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Cash Reserves Portfolio changed its name to Liquid Reserves Portfolio (the “Portfolio”) on February 27, 2004. The Portfolio is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the finan-cial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

17

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at an annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $29,466,742 of which $14,290,787 was voluntarily waived for the six months ended February 29, 2004. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are offi-cers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $410,444,885,757 and $414,040,957,601, respectively, for the six months ended February 29, 2004.

4.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

5. Additional Information The Portfolio has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Portfolio’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee

18

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

19

Liquid Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 29, 2004
	(Unaudited)		2003	2002	2001	2000	1999

Ratios/Supplemental Data:
Net assets
(000’s omitted)	$35,958,505		$39,447,094	$45,006,873	$32,073,343	$14,392,341	$14,929,345
Ratio of expenses to
average net assets	0.10	%*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average
net assets	1.04	%*	1.39%	2.29%	5.27%	5.93%	5.13%
Total return	0.92	%**	1.49%	2.36%	N/A	N/A	N/A

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the years indicated, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.17	%*	0.17%	0.19%	0.22%	0.22%	0.22%
Net investment income
to average net assets	0.97	%*	1.32%	2.20%	5.15%	5.81%	5.01%

* Annualized
** Not Annualized

See notes to financial statements

20

Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Officers
R. Jay Gerken, CFA*
President and
Chief Executive Officer

Andrew B. Shoup*†
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

*Affiliated Person of Investment Manager
†As of November 25, 2003

Investment Manager
(of Liquid Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared exclusively for the information of shareholders of Citi Cash Reserves.

©2004 Citicorp	Citigroup Global Markets Inc.
CFS/RCR/204
04-6420

Semi-Annual Report

CitiSM U.S. Treasury Reserves February 29, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter From the Chairman	1

Fund Facts	3

Citi U.S. Treasury Reserves

Statement of Assets and Liabilities	4

Statement of Operations	4

Statements of Changes in Net Assets	5

Notes to Financial Statements	6

Financial Highlights	9

U.S. Treasury Reserves Portfolio

Schedule of Investments	10

Statement of Assets and Liabilities	11

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	16

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Economic prospects continued to improve during the six-months ended February 29, 2004, as tax cuts and continued mortgage re-financings placed additional money into the hands of consumers. Rising domestic consumption, increases in business fixed investment and export activity contributed to a relatively robust growth rate in gross domestic product (“GDP”)[i] in the second half of 2003.

U.S. Treasury bill yields moved lower in late 2003, as seasonal year-end demand attracted buyers to this top-quality and liquid market. However, increased government spending and lagging tax receipts have increased the size of the federal budget deficit and will necessitate the U.S. Treasury to borrow additional monies across the yield curve spectrum in 2004 to meet the shortfall.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Although Federal Reserve Chairman Alan Greenspan indicated in his semi-annual report to members of Congress that “the real federal funds rate will eventually need to rise toward a more neutral level,” the rate remained at 1.00% through the end of February. Benign inflation and the absence of any material improvement in the labor market will enable the Fed to remain “patient” in its direction of monetary policy. Money market yields moved lower over the six-month period as investors’ expectations of a shift towards a tighter Fed policy waned.

Within this environment, the fund performed as follows:

CITISM U.S.TREASURY RESERVES
YIELDS AS OF FEBRUARY 29, 2004 (Unaudited)

Seven-day current yield	0.23%
Seven-day effective yield	0.23%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost.

The fund’s yields will vary. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Both yields include a voluntary partial waiver of the management fee.This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current and seven-day effective yields would have been 0.01%.

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period.The yield is shown as a percentage of the investment.The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. In the cases where the current yield and effective yield are the same, it is due to rounding.

1

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 9, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

The fund invests all of its investable assets in the U.S.Treasury Reserves Portfolio (the “Portfolio”).

Please refer to page 10 for a list and percentage breakdown of the Portfolio’s holdings.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund.

i Gross domestic product is a market value of goods and services produced by labor and property in a given country.

2

F U N D   F A C T S

Fund Objective
To provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
May 3, 1991	• Lipper S&P AAA rated U.S.
Treasury Money Market
Funds Average

Net Assets as of 2/29/04	• iMoneyNet, Inc. 100% U.S.
$272.7 million	Treasury AAA Rated Money Market
Funds Average

*The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.
Citi is a service mark of Citicorp.

3

Citi U.S. Treasury Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investment in U.S.Treasury Reserves Portfolio, at value (Note 1)		272,916,482

Liabilities:
Distribution/Service fees payable (Note 4)		56,363
Management fee payable (Note 3)		51,671
Dividends payable		51,488
Payable for shares of beneficial interest repurchased		9,712
Accrued expenses and other liabilities		57,321

Total liabilities		226,555

Net Assets for 272,688,783 shares of beneficial interest outstanding		$272,689,927

Net Assets Consist of:
Par value of shares of beneficial interest
($0.00001 par value, unlimited shares authorized)		$2,727
Paid-in capital in excess of par value		272,686,056
Accumulated net gain on investment		1,144

Total		$272,689,927

Net Asset Value, Offering Price, and Redemption Price Per Share		$1.00

Citi U.S. Treasury Reserves
S T A T E M E N T O F O P E R A T I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Investment Income (Note 1A):
Income from U.S.Treasury Reserves Portfolio	$1,371,687
Allocated expenses from U.S.Treasury Reserves Portfolio	(145,021)

		$1,226,666
Expenses:
Management fees (Note 3)	580,670
Distribution/Service fees (Note 4)	362,919
Transfer agent fees	28,695
Legal fees	20,693
Shareholder reports	18,368
Blue sky fees	15,343
Auditing fees	7,600
Trustees’ fees	4,128
Custody and fund accounting fees	3,914
Miscellaneous	11,591

Total expenses	1,053,921
Less: aggregate amounts waived by the Manager (Note 3)	(183,097)

Net expenses		870,824

Net investment income		355,842
Net Realized Gain on Investments from U.S.Treasury Reserves Portfolio		16,763

Net Increase in Net Assets Resulting from Operations		$372,605

See notes to financial statements

4

Citi U.S. Treasury Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase in Net Assets from Operations:
Net investment income	$355,842	$2,124,972
Net realized gain on investments	16,763	66,573

Net increase in net assets from operations	372,605	2,191,545

From Investment Activities:
Declared as dividends to shareholders (Note 2)	(371,514)	(2,191,492)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	302,210,764	1,347,510,793
Net asset value of shares issued to shareholders
from reinvestment of dividends	83,261	498,005
Cost of shares repurchased	(341,162,471)	(1,432,833,629)

Net decrease in net assets from transactions
in shares of beneficial interest	(38,868,446)	(84,824,831)

Net Decrease in Net Assets	(38,867,355)	(84,824,778)

Net Assets:
Beginning of period	311,557,282	396,382,060

End of period	$272,689,927	$311,557,282

See notes to financial statements

5

Citi U.S. Treasury Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Citi U.S. Treasury Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end, management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), an open-end, diversified management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (17.9% at February 29, 2004) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. Dividends The net income of the Fund is determined once daily, as of 2:00 p.m.

Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

3. Management Fees The management fees are computed at an annual rate of 0.40% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $580,670, of which $183,097 was voluntarily waived for the six

6

Citi U.S. Treasury Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

months ended February 29, 2004. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets. The Service fees paid amounted to $362,919 for the six months ended February 29, 2004. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $216,978,715 and $257,130,445, respectively, for the six months ended February 29, 2004.

7. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

8. Additional Information The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which

7

Citi U.S. Treasury Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

8

Citi U.S. Treasury Reserves
F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 29, 2004
	(Unaudited)		2003	2002	2001	2000	1999

Net Asset Value,
beginning of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00127		0.00624	0.01438	0.04529	0.04797	0.03947
Less dividends from net
investment income	(0.00127)		(0.00624)	(0.01438)	(0.04529)	(0.04797)	(0.03947)

Net Asset Value,
end of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental
Data:
Net assets, end of period
(000’s omitted)	$272,690		$311,557	$396,382	$348,313	$288,447	$343,496
Ratio of expenses to
average net assets†	0.70	%*	0.68%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment
income to average
net assets†	0.26	%*	0.64%	1.41%	4.50%	4.76%	3.96%
Total return	0.13	%**	0.63%	1.45%	4.62%	4.90%	4.02%

Note: If Agents of the Fund and agents of U.S.Treasury Reserves Portfolio had not waived all or a por-
tion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$0.00015		$0.00379	$0.01192	$0.04237	$0.04523	$0.03678
Ratios:
Expenses to average
net assets†	0.91	%*	0.90%	0.92%	1.01%	0.97%	0.97%
Net investment income
to average net assets†	0.05	%*	0.42%	1.19%	4.19%	4.49%	3.69%

† Includes the Fund’s share of U.S.Treasury Reserves Portfolio’s allocated expenses.
* Annualized
** Not annualized

See notes to financial statements

9

U.S. Treasury Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

U.S.Treasury Bills — 100.0%

United States Treasury Bills:
due 3/04/04	$196,416	$196,401,021
due 3/11/04	328,780	328,700,469
due 3/18/04	136,722	136,663,665
due 3/25/04	41,488	41,465,305
due 3/31/04	25,000	25,055,006
due 4/01/04	40,000	39,970,722
due 4/08/04	100,000	99,904,736
due 5/13/04	67,229	67,104,057
due 5/20/04	150,000	149,694,445
due 5/27/04	175,000	174,606,899
due 6/03/04	22,327	22,267,827
due 6/10/04	42,946	42,825,714
due 6/17/04	25,000	24,926,875
due 7/15/04	78,846	78,564,556
due 8/05/04	75,000	74,672,917
due 8/26/04	25,000	24,877,007

		1,527,701,221

Total Investments,
at Amortized Cost	100.0%	1,527,701,221
Other Assets
Less Liabilities*	0.0	133,439

Net Assets	100.0%	$1,527,834,660

* Represents less than 0.1%

See notes to financial statements

10

U.S. Treasury Reserves Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investments, at amortized cost and value (Note 1A)		$1,527,701,221
Interest receivable		378,842
Cash		451

Total assets		1,528,080,514

Liabilities:
Management fees payable (Note 2)		67,013
Accrued expenses and other liabilities		178,841

Total liabilities		245,854

Net Assets		$1,527,834,660

Represented by:
Paid-in capital for beneficial interests		$1,527,834,660

U.S. Treasury Reserves Portfolio
S T A T E M E N T O F OP E R A T I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Interest Income (Note 1B):		$7,140,778

Expenses
Management fees (Note 2)	$1,134,784
Custody and fund accounting fees	176,901
Legal fees	19,569
Trustees’ fees	14,223
Audit fees	8,300
Miscellaneous	44,088

Total expenses	1,397,865
Less: aggregate amounts waived by Manager (Note 2)	(642,643)
Less: fees paid indirectly (Note 1D)	(15)

Net expenses		755,207

Net investment income		6,385,571
Net Realized Gain on Investments		87,887

Net Increase in Net Assets Resulting from Operations		$6,473,458

See notes to financial statements

11

U.S. Treasury Reserves Portfolio
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase in Net Assets from Operations:
Net investment income	$6,385,571	$21,614,666
Net realized gain on investments	87,887	345,124

Net increase in net assets from operations	6,473,458	21,959,790

Capital Transactions:
Proceeds from contributions	2,353,305,969	7,288,135,094
Value of withdrawals	(2,290,294,142)	(7,804,910,366)

Net increase (decrease) in net assets from
capital transactions	63,011,827	(516,775,272)

Net Increase (Decrease) in Net Assets	69,485,285	(494,815,482)

Net Assets:
Beginning of period	1,458,349,375	1,953,164,857

End of period	$1,527,834,660	$1,458,349,375

See notes to financial statements

12

U.S. Treasury Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the 1940 Act.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $1,134,784 of which $642,643 was voluntarily waived for the six months ended February 29, 2004. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

13

U.S. Treasury Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

3. Investment Transactions Purchases, maturities and sales of U.S. Treasury obligations, aggregated $5,724,824,343 and $5,662,226,028, respectively, for the six months ended February 29, 2004.

4. Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Cit-igroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at Feb-ruary 29, 2004 was not material.

5. Additional Information The Portfolio has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Portfolio’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures

14

U.S. Treasury Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

15

U.S. Treasury Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 29, 2004
	(Unaudited)		2003	2002	2001	2000	1999

Ratios/Supplemental
Data:
Net Assets, end of period
(000’s omitted)	$1,527,835		$1,458,349	$1,953,165	$1,387,171	$1,324,688	$1,188,627
Ratio of expenses to
average net assets	0.10	%*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average
net assets	0.86	%*	1.22%	2.00%	5.13%	5.41%	4.55%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.18	%*	0.18%	0.20%	0.23%	0.23%	0.23%
Net investment income
to average net assets	0.78	%*	1.14%	1.90%	5.00%	5.28%	4.42%

*Annualized

See notes to financial statements

16

Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Officers
R. Jay Gerken, CFA*
President and
Chief Executive Officer

Andrew B. Shoup*†
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

*	Affiliated Person of Investment Manager
†	As of November 25, 2003

Investment Manager
(of U.S.Treasury Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared exclusively for the information of shareholders of Citi U.S. Treasury Reserves.

©2004 Citicorp	Citigroup Global Markets Inc.
CFS/RUS/204
04-6425

Semi-Annual Report

CitiSM Tax Free Reserves February 29, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter From the Chairman	1

Fund Facts	3

Citi Tax Free Reserves

Statement of Assets and Liabilities	4

Statement of Operations	5

Statements of Changes in Net Assets	6

Notes to Financial Statements	7

Financial Highlights	10

Tax Free Reserves Portfolio

Schedule of Investments	11

Statement of Assets and Liabilities	17

Statement of Operations	18

Statements of Changes in Net Assets	19

Notes to Financial Statements	20

Financial Highlights	23

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Amid uneven prospects about the economy, heightened concerns about terrorism and war, and volatility in the stock markets, investors continued to favor shorter-term fixed income securities during the six-month time frame ended February 29, 2004. In particular, tax-exempt money market funds enjoyed positive returns in late 2003 despite low nominal yields, with strength extending into early 2004. In comparison to their taxable fixed-income counterparts, municipal securities continued to offer attractive yields and opportunities.

Within this environment, the fund performed as follows:

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

CITISM TAX FREE RESERVES
YIELDS AS OF FEBRUARY 29, 2004 (Unaudited)

Seven-day current yield	0.34%
Seven-day effective yield	0.34%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost. The fund’s yields will vary. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Both yields include a voluntary partial waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current and seven-day effective yields would have each been 0.15%.

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period.The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. In the cases where the current yield and effective yield are the same, it is due to rounding.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 9, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

The fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”).

Please refer to pages 11 through 16 for a list and percentage breakdown of the Portfolio’s holdings.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund. Remember also that because the fund may invest in municipal securities, certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

F U N D   F A C T S

Fund Objective
To provide its shareholders with high levels of current income which is exempt from Federal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
August 31, 1984	Distributed annually, if any

Net Assets as of 2/29/04	Benchmark**
$500.4 million	• Lipper Tax Exempt Money Market
Funds Average
• iMoneyNet, Inc. General
Purpose Tax Free Money
Market Funds Average

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.
**	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

Citi Tax Free Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investment in Tax Free Reserves Portfolio, at value (Note 1)	$501,107,197
Receivable for shares of beneficial interest sold	321,799

Total assets	501,428,996

Liabilities:
Payable for shares of beneficial interest repurchased	733,632
Dividends payable	107,744
Distribution/Service fees payable (Note 4)	100,757
Management fees payable (Note 3)	72,944
Accrued expenses and other liabilities	57,740

Total liabilities	1,072,817

Net Assets for 500,374,617 shares of beneficial interest outstanding	$500,356,179

Net Assets Consist of:
Par value of shares of beneficial interest
($0.00001 par value, unlimited shares authorized)	$5,004
Paid-in capital in excess of par value	500,369,613
Accumulated net realized loss on investments	(18,438)

Total	$500,356,179

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See notes to financial statements

Citi Tax Free Reserves
S T A T E M E N T O F O P E R A T I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Investment Income (Note 1A):
Income from Tax Free Reserves Portfolio	$2,584,924
Allocated expenses from Tax Free Reserves Portfolio	(377,876)

		$2,207,048
Expenses:
Management fees (Note 3)	755,386
Distribution/Service fees (Note 4)	629,488
Transfer agent fees	30,052
Shareholder reports	23,397
Legal fees	23,010
Blue sky fees	22,955
Custody and fund accounting fees	9,269
Audit fees	8,633
Trustees’ fees	5,810
Miscellaneous	2,455

Total expenses	1,510,455
Less: aggregate amounts waived by the Manager (Note 3)	(251,684)

Net expenses		1,258,771

Net investment income		948,277
Net Realized Gain On Investments from Tax Free Reserves Portfolio		1,969

Net Increase in Net Assets Resulting from Operations		$950,246

See notes to financial statements

Citi Tax Free Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended	Year Ended
	February 29, 2004	August 31,
	(Unaudited)	2003

Increase in Net Assets from Operations:
Net investment income	$948,277	$3,552,152
Net realized gain (loss) on investments	1,969	(20,407)

Net increase in net assets from operations	950,246	3,531,745

Dividends to Shareholders from:
Net investment income	(948,277)	(3,552,152)
Net realized gain	—	(52,243)

Decrease in net assets from distribution to shareholders	(948,277)	(3,604,395)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	307,183,642	581,032,106
Net asset value of shares issued to shareholders from
reinvestment of dividends	95,527	364,623
Cost of shares repurchased	(340,908,102)	(598,685,276)

Net decrease in net assets from transactions
in shares of beneficial interest	(33,628,933)	(17,288,547)

Net Decrease in Net Assets	(33,626,964)	(17,361,197)

Net Assets:
Beginning of period	533,983,143	551,344,340

End of period	$500,356,179	$533,983,143

See notes to financial statements

Citi Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Citi Tax Free Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the “Trust”) a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (approximately 27.5% at February 29, 2004) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb, (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that Fund.

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the share-

Citi Tax Free Reserves
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

holder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

3. Management Fees The management fees are computed at an annual amount of 0.30% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $755,386, of which $251,684 was voluntarily waived for the six months ended February 29, 2004. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets. The Service fees paid amounted to $629,488 for the six months ended February 29, 2004. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $212,715,835 and $248,204,073 respectively, for the six months ended February 29, 2004.

7. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allo-

Citi Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

cable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

8. Additional Information The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

Citi Tax Free Reserves
F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 29, 2004
	(Unaudited)		2003	2002	2001	2000	1999

Net Asset Value, beginning
of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00188		0.00665	0.01207	0.03010	0.03279	0.02626
Less dividends from net
investment income	(0.00188)		(0.00665)	(0.01207)	(0.03010)	(0.03279)	(0.02626)

Net Asset Value, end of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of period
(000’s omitted)	$500,356		$533,983	$551,344	$517,969	$497,567	$489,880
Ratio of expenses to average
net assets†	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income
to average net assets†	0.38	%*	0.65%	1.19%	3.00%	3.27%	2.62%
Total return	0.19	%**	0.67%	1.21%	3.05%	3.33%	2.66%

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$0.00098		$0.00472	$0.00989	$0.02678	$0.03015	$0.02365
Ratios:
Expenses to average net assets†	0.83	%*	0.84%	0.86%	0.97%	0.91%	0.91%
Net investment income to
average net assets†	0.20	%*	0.46%	0.98%	2.68%	3.01%	2.36%

† Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.
* Annualized.
** Not Annualized.

See notes to financial statements

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Annual and Semi-Annual
Tender Revenue
Bonds and Notes (Puts) — 7.3%

Colorado Housing and
Finance Authority,
AMT,
1.20% due 3/01/04	$5,000	$5,000,000
Georgia State, Road &
Tollway Authority,
2.25% due 10/01/04	7,015	7,064,134
Indiana Health Facilities
Finance Authority
Hospital Revenue,
1.15% due 3/02/04	17,900	17,900,000
Maryland State
Community
Development
Administration, AMT,
1.25% due 12/21/04	4,000	4,000,000
Michigan State,
2.00% due 9/30/04	15,000	15,088,765
Michigan State
Housing Development
Authority, AMT,
1.20% due 12/15/04	9,000	9,000,000
New Jersey State,
2.00% due 6/25/04	33,000	33,113,846
New Jersey State
Housing & Mortgage
Finance Agency, AMT,
1.10% due 4/01/04	8,000	8,000,000
Old Rochester,
Massachusetts,
Regional School
District,
2.00% due 2/18/05	15,000	15,122,203
Tennessee, Housing
Development Agency,
2.00% due 7/01/04	4,385	4,399,112
Texas Department of
Housing & Community
Affairs,
1.10% due 5/03/04	5,000	5,000,000
Vermont Educational
and Health Buildings
Financing Agency,
1.10% due 11/01/04	9,900	9,900,000

		133,588,060

Bond, Revenue,Tax and Tax
and Revenue Anticipation
Notes — 15.6%

Boulder Valley,
Colorado, School
District,TANs,
2.00% due 6/30/04	20,000	20,063,277
Essex County,
New Jersey, BANs,
2.00% due 11/04/04	$42,000	$42,224,871
Essex County,
New Jersey,
Improvement Authority,
BANs,
2.00% due 8/05/04	7,000	7,028,213
Hudson, Massachusetts,
BANs,
2.00% due 5/14/04	48,419	48,506,122
Lynnfield, Massachusetts,
BANs,
2.00% due 3/12/04	12,500	12,503,343
Milton, Massachusetts,
BANs,
2.00% due 10/29/04	36,000	36,226,751
Missouri State Health
and Educational
Facilities Authority,
RANs,
2.25% due 4/23/04	2,150	2,153,072
Moorestown Township,
New Jersey, BANs,
1.75% due 5/27/04	4,000	4,007,055
Paterson, New Jersey,
BANs,
2.00% due 6/25/04	9,745	9,778,665
Philadelphia,
Pennsylvania,TRANs,
2.00% due 6/30/04	40,000	40,136,252
Saint Louis, Missouri,
General Fund
Revenue,TRANs,
2.00% due 6/25/04	20,000	20,065,786
Texas State,TRANs,
2.00% due 8/31/04	2,400	2,412,377
Tisbury, Massachusetts,
BANs,
2.00% due 3/04/04	2,668	2,668,184
Tyngsborough,
Massachusetts, BANs,
2.00% due 11/04/04	24,908	25,063,278
Worcester,
Massachusetts, BANs,
2.00% due 8/31/04	11,195	11,245,097

		284,082,343

General Obligation Bonds
and Notes — 3.0%

Chicago, Illinois,
1.05% due 12/09/04	12,000	12,000,000
Jersey City, New Jersey,
2.00% due 7/02/04	6,880	6,901,734
Mecklenberg County,
North Carolina,
2.00% due 2/01/05	16,133	16,132,901

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
Principal
Amount
Issuer	(000’s omitted)	Value

General Obligation Bonds
and Notes — 3.0% (cont’d)

West Haven,
Connecticut,
2.00% due 7/15/04	$20,000	$20,078,686

		55,113,321

Variable Rate Demand Notes* — 73.8%

ABN-Amro Munitops
Certificates Trust,
due 4/05/06	16,000	16,000,000
ABN-Amro Munitops
Certificates Trust,
due 3/07/07	4,000	4,000,000
ABN-Amro Munitops
Certificates Trust,
due 7/04/07	5,000	5,000,000
ABN-Amro Munitops
Certificates Trust,
due 9/01/09	4,965	4,965,000
ABN-Amro Munitops
Certificates Trust,
due 12/01/09	15,000	15,000,000
ABN-Amro Munitops
Certificates Trust,
due 2/01/11	8,590	8,590,000
ABN-Amro Munitops
Certificates Trust, AMT,
due 7/05/06	9,000	9,000,000
Alachua County,
Florida, Health Facilities,
due 10/01/32	15,120	15,120,000
Alaska State
Housing Finance Corp.,
AMT,
due 6/01/07	13,490	13,490,000
Atlanta, Georgia, Airport
Revenue,
due 1/01/30	35,500	35,500,000
Atlanta, Georgia, Water
and Wastewater
Revenue,
due 11/01/33	6,000	6,000,000
Blount County,
Tennessee, Public
Building Authority,
due 6/01/26	15,300	15,300,000
Calcasieu Parish, Louisiana
Industrial Development
Board, AMT,
due 6/01/25	3,400	3,400,000
California Housing
Finance Agency
Revenue, AMT,
due 2/01/32	50,000	50,000,000
Charleston,
South Carolina,
Waterworks and
Sewer Revenue,
due 1/01/33	$8,000	$8,000,000
Chattanooga,Tennessee,
Health Education
and Housing,
due 11/01/18	10,000	10,000,000
Chicago, Illinois,
due 1/01/23	29,996	29,996,000
Chicago, Illinois,
O’Hare International
Airport Revenue,
due 7/01/10	17,150	17,150,000
Cincinnati, Ohio,
City School District,
due 6/01/10	3,870	3,870,000
Clark County, Nevada,
Airport Revenue,
AMT,
due 7/01/28	2,875	2,875,000
Clark County, Nevada,
Airport Revenue,
AMT,
due 7/01/36	12,950	12,950,000
Clarksville, Arkansas,
Industrial
Development
Revenue, AMT,
due 8/01/13	2,025	2,025,000
Clarksville,Tennessee,
Public Building
Authority,
due 7/01/31	2,185	2,185,000
Cleveland Cuyahoga
County, Ohio,
due 1/01/33	20,000	20,000,000
Colorado Educational
and Cultural Facilities
Authority,
due 9/01/33	8,100	8,100,000
Colorado Health
Facilities Authority
Revenue,
due 1/01/33	6,000	6,000,000
Delaware State
Economic
Development
Authority, AMT,
due 7/01/28	24,400	24,400,000
Detroit, Michigan,
City School
District,
due 5/01/11	1,750	1,750,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 73.8% (cont’d)

District of Columbia
Revenue,
due 3/01/28	$2,715	$2,715,000
Du Page County,
Illinois,
due 4/01/30	9,855	9,855,000
Du Page County,
Illinois,
due 10/15/38	10,000	10,000,000
Emery County,
Utah, Pollution
Control Revenue,
due 11/01/24	34,400	34,400,000
Everett, Washington,
due 12/01/21	2,600	2,600,000
Franklin County,
Ohio,
Hospital Revenue,
due 11/01/25	20,085	20,085,000
Franklin County,
Ohio, Hospital
Revenue,
due 11/01/33	20,000	20,000,000
Fulton County,
Georgia,
Development
Authority Revenue,
due 12/01/12	2,000	2,000,000
Fulton County,
Georgia,
Development
Authority Revenue,
due 2/01/18	1,720	1,720,000
Georgia Municipal
Gas Authority,
due 1/01/08	56,185	56,185,000
Gwinnett County,
Georgia, Hospital
Authority Revenue,
due 7/01/32	10,000	10,000,000
Gwinnett County,
Georgia, Industrial
Development
Revenue,
due 3/01/17	235	235,000
Gwinnett County,
Georgia, Industrial
Development
Revenue,
due 5/01/22	10,000	10,000,000
Harris County,
Texas, Health
Facilities
Development,
due 2/15/31	34,380	34,380,000

Harris County,
Texas, Health
Facilities
Development,
due 12/01/32	$37,000	$37,000,000
Harris County,
Texas, Health
Facilities
Development,
due 7/01/34	7,350	7,350,000
Hills, Idaho,
Healthcare
Revenue,
due 8/01/32	12,545	12,545,000
Hillsborough County,
Florida,
School Board,
due 1/01/12	7,000	7,000,000
Houston,Texas,
Series A,
due 4/07/04	14,800	14,800,000
Illinois Educational
Facilities Authority
Revenue,
due 7/01/36	15,000	15,000,000
Illinois State,
due 11/01/16	10,375	10,375,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
due 7/02/04	25,000	25,000,000
Indiana State
Educational
Authority Revenue,
due 7/01/32	2,300	2,300,000
Iowa Higher Education
Loan Authority
Revenue,
due 4/01/33	5,600	5,600,000
Kansas City,
Missouri, Industrial
Development
Authority,
due 4/01/27	7,000	7,000,000
Los Angeles, California,
Regional Airport
Improvement Corp.,
due 12/01/25	21,000	21,000,000
Louisville & Jefferson
Counties, Kentucky,
Regional Airport
Authority, AMT,
due 1/01/29	10,000	10,000,000
Lower Neches Valley
Authority,Texas,
Pollution Control
Revenue,
due 8/16/04	7,600	7,600,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 73.8% (cont’d)

Maine Health
and Higher
Educational Facilities,
due 7/01/19	$2,565	$2,565,000
Maine State Housing
Authority
Mortgage
Purchase,
due 5/15/07	5,540	5,540,000
Maryland State
Health and
Higher Educational
Facilities Authority,
due 7/01/23	12,000	12,000,000
Massachusetts State,
due 1/01/17	14,470	14,470,000
Massachusetts State,
due 8/01/19	21,375	21,375,000
Massachusetts State
Health and
Educational Facilities,
due 2/01/34	15,000	15,000,000
Massachusetts State
Industrial Finance
Agency,
due 11/01/25	1,855	1,855,000
Memphis,Tennessee,
Electrical System
Revenue,
due 12/01/10	9,250	9,250,000
Memphis,Tennessee,
Electrical System
Revenue,
due 12/01/11	19,520	19,520,000
Metropolitan
Government
Nashville and
Davidson County,
Tennessee, Health
and Educational
Facility Board,
due 8/03/04	20,000	20,000,000
Metropolitan
Government
Nashville and
Davidson County,
Tennessee, Health
and Educational
Facility Board,
due 10/01/32	16,775	16,775,000
Michigan State,
due 9/15/08	14,000	14,000,000
Minnesota State
Housing Finance
Agency, AMT,
due 12/23/04	$8,000	$8,000,000
Minnetonka, Minnesota,
Multi-Family
Housing Revenue,
due 11/15/31	5,000	5,000,000
Missouri State
Health and
Education
Facilities Revenue,
due 7/01/18	3,200	3,200,000
Morristown,Tennessee,
Industrial
Development
Board, AMT,
due 2/01/15	4,250	4,250,000
Municipal Securities
Trust Certificates,
due 8/24/11	10,000	10,000,000
Murray City,
Utah, Hospital
Revenue,
due 5/15/36	11,000	11,000,000
New Hampshire State
Housing Finance
Authority,
AMT, due 4/15/33	11,400	11,400,000
New Hampshire
Health and
Education
Facilities
Authority Revenue,
due 7/01/32	2,800	2,800,000
New Hanover County,
North Carolina,
due 3/01/14	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/15	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/16	2,250	2,250,000
New York, New York,
City Transitional
Subseries 1
due 11/01/22	14,100	14,100,000
New York, New York,
City Transitional
Subseries 2
due 11/01/22	8,400	8,400,000
New York, New York,
Subseries 3
City Transitional,
due 11/01/22	24,065	24,065,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 73.8% (cont’d)

New York State
Dormitory
Authority,
due 2/15/21	$18,000	$18,000,000
North Carolina
Capital Facilities
Finance Agency,
due 9/01/31	1,100	1,100,000
North Carolina
Medical Care
Commission,
due 11/15/28	6,840	6,840,000
Oakland, California,
due 1/15/32	6,000	6,000,000
Pennsylvania State,
due 12/01/08	6,745	6,745,000
Pennsylvania State
Turnpike Commission,
due 6/01/11	4,995	4,995,000
Philadelphia,
Pennsylvania,
Hospitals and
Higher Education
Facilties Authority,
due 2/15/14	8,600	8,600,000
Quakertown,
Pennsylvania,
Hospital Authority
Revenue,
due 7/01/05	20,000	20,000,000
Rhode Island State
Health and
Educational
Building Corp.,
due 9/01/32	15,000	15,000,000
Rhode Island State
Industrial Facilities
Corp., AMT,
due 11/01/05	1,060	1,060,000
Rockdale County,
Georgia, Hospital
Authority,
due 10/01/33	14,700	14,700,000
Roswell, Georgia,
Multi-Family
Housing Authority,
due 8/01/27	2,500	2,500,000
Salt Lake County,
Utah,
due 8/01/07	10,000	10,000,000
Seattle, Washington,
Water System
Revenue,
due 3/01/32	26,300	26,300,000
Sevier County,
Tennessee, Public
Building Authority,
due 6/01/17	$1,185	$1,185,000
South Carolina,
Education Facilities
Authority,
due 12/01/22	9,700	9,700,000
South Carolina,
Jobs Economic
Development
Authority,
due 11/01/31	46,400	46,400,000
South Carolina,
Transportation
Infrastructure
Revenue,
due 10/01/21	2,500	2,500,000
South Dakota
State Health
and Educational
Facilities Authority,
due 9/01/27	10,600	10,600,000
Stevenson, Alabama,
Industrial
Development,
Board Revenue,
AMT,
due 2/01/34	15,000	15,000,000
Tarrant County,
Texas, Health
Facilities
Development,
due 11/15/26	915	915,000
University of Alabama,
University Revenues,
due 9/01/31	9,975	9,975,000
University of
South Florida
Foundation Inc.,
due 10/01/33	20,075	20,075,000
University Of
Toledo, Ohio,
due 6/01/32	16,400	16,400,000
Virginia College
Building Authority,
due 9/01/18	4,975	4,975,000
Washington State
Public Power Supply,
due 1/01/05	6,700	6,700,000
Washington State
Public Power Supply,
due 7/01/07	9,600	9,600,000
Weber County, Utah,
Hospital Revenue,
due 2/15/32	14,000	14,000,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 73.8% (cont’d)

William S. Hart
Union High School
District, California,
due 1/15/15	$6,540	$6,540,000
William S. Hart
Union High School
District, California,
due 1/15/25	11,365	11,365,000
William S. Hart
Union High School
District, California,
due 1/15/36	8,105	8,105,000
Wyoming Building
Corporation
Revenue,
due 10/01/18	2,900	2,900,000

		1,347,501,000

Total Investments,
at Amortized Cost	99.7	$1,820,284,724
Other Assets,
Less Liabilities	0.3	4,849,277

Net Assets	100.0	$1,825,134,001

AMT — Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investments, at amortized cost and value (Note 1A)	$1,820,284,724
Cash	111,229
Interest receivable	5,202,082

Total assets	1,825,598,035

Liabilities:
Management fees payable (Note 2)	188,130
Accrued expenses and other liabilities	275,904

Total liabilities	464,034

Net Assets	$1,825,134,001

Represented by:
Paid-in capital for beneficial interests	$1,825,134,001

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T O F O P E R A T I O N S

For the Six Months February 29, 2004 (Unaudited)

Interest Income (Note 1B):		$8,968,433

Expenses
Management fees (Note 2)	$1,751,570
Custody and fund accounting fees	181,414
Trustees’ fees	44,673
Legal fees	32,561
Audit fees	12,300
Miscellaneous	1,614

Total expenses	2,024,132

Less: aggregate amounts waived by the Manager (Note 2)	(706,556)
Less: fees paid indirectly (Note 1D)	(1,119)

Net expenses		1,316,457

Net investment income		7,651,976
Net Realized Gain on Investments		13,191

Net Increase in Net Assets Resulting from Operations		$7,665,167

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended	Year Ended
	February 29, 2004	August 31,
	(Unaudited)	2003

Increase in Net Assets from Operations:
Net investment income	$7,651,976	$17,674,827
Net realized gain (loss) on investments	13,191	(62,203)

Increase in net assets from operations	7,665,167	17,612,624

Capital Transactions:
Proceeds from contributions	3,813,605,439	4,803,864,491
Value of withdrawals	(3,506,698,579)	(4,776,289,886)

Net increase in net assets from capital transactions	306,906,860	27,574,605

Net Increase in Net Assets	314,572,027	45,187,229

Net Assets:
Beginning of period	1,510,561,974	1,465,374,745

End of period	$1,825,134,001	$1,510,561,974

See notes to financial statements

Tax Free Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the 1940 Act.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.20% of the Funds’ average daily net assets. The management fee amounted to $1,751,570, of which $706,556 was voluntarily waived for the six months ended February 29, 2004. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager

Tax Free Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. InvestmentTransactions Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $8,360,654,652 and $8,027,161,956, respectively, for the six months ended February 29, 2004.

4. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at February 29, 2004, for federal income tax purposes, amounted to $1,820,284,724.

5. Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

6. Additional Information The Portfolio has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Portfolio’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affili-ate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those ben-efits in exchange for arrangements that included a one-time payment from the sub-contractor.

Tax Free Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

Tax Free Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 29, 2004
	(Unaudited)		2003	2002	2001	2000	1999

Ratios/Supplemental Data:
Net Assets, end of period
(000’s omitted)	$1,825,134		$1,510,562	$1,465,375	$752,379	$675,492	$657,120
Ratio of expenses to
average net assets	0.15	%*	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment
income to average
net assets	0.87	%*	1.14%	1.64%	3.48%	3.77%	3.11%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indi-
cated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.23	%*	0.24%	0.24%	0.29%	0.29%	0.29%
Net investment income to
average net assets	0.79	%*	1.05%	1.55%	3.34%	3.63%	2.98%

* Annualized.

See notes to financial statements

This page intentionally left blank.

Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Officers
R. Jay Gerken, CFA*
President and
Chief Executive Officer

Andrew B. Shoup*†
Senior Vice President
and Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

* Affiliated Person of Investment Manager
† As of November 25, 2003

Investment Manager
(of Tax Free Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared exclusively for the information of shareholders of Citi Tax Free Reserves.

©2004 Citicorp	Citigroup Global Markets Inc.
CFS/RTF/204
04-6433

Semi-Annual Report

CitiSM New York Tax Free Reserves February 29, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter From the Chairman	1

Fund Facts	3

Schedule of Investments	4

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Notes to Financial Statements	11

Financial Highlights	14

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Amid uneven prospects about the economy, heightened concerns about terrorism and war, and volatility in the stock markets, investors continued to favor shorter-term fixed income securities during the six-month time frame ended February 29, 2004. In particular, tax-exempt money market funds enjoyed positive returns in late 2003 despite low nominal yields, with strength extending into early 2004. In comparison to their taxable fixed-income counterparts, municipal securities continued to offer attractive yields and opportunities.

Turning specifically to New York, economic conditions in the state of New York and the New York City area improved markedly. The New York City business activity index grew in December at the fastest rate in a decade, suggesting economic expansion. Growth was also strong upstate, and in key areas such as Long Island, Westchester, Putnam, and Rockland counties. Western New York grew more slowly.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

In January, Governor Pataki submitted his proposed budget for the fiscal year that begins April 1, 2004. Despite a budget gap, the governor and the senate and assembly leaders have vowed not to propose new taxes. Two rating agencies, Fitch Inc. and Standard & Poor’s, presently have negative outlooks assigned to New York’s ratings, so the new budget must show progress toward a return to balance if the present ratings are to be maintained.

Within this environment, the fund performed as follows:

CITISM NEW YORK TAX FREE RESERVES
YIELDS AS OF FEBRUARY 29, 2004 (Unaudited)

Seven-day current yield	0.30%
Seven-day effective yield	0.30%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost.

The fund’s yields will vary. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Both yields include a voluntary partial waiver of the management fee.This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current and seven-day effective yields would have been 0.20%.

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested.The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. In cases where the current yield and effective yield are the same, it is due to rounding.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

1

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 9, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

Please refer to pages 4 through 7 for a list and percentage breakdown of the fund’s holdings.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund. Remember also that because the fund may invest in municipal securities, certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

2

F U N D   F A C T S

Fund Objective
To provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
November 4, 1985	Distributed annually, if any

Net Assets as of 2/29/04	Benchmark**
$1,157.7 million	• Lipper New York Tax Exempt Money
Market Funds Average

• iMoneyNet, Inc. New York Tax
Free Money Market Funds Average

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.
**	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

3

Citi New York Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Annual and Semi-Annual Tender Revenue
Bonds and Notes (Puts) — 8.6%

New York State, AMT
0.95% due 11/15/31	$27,800	$27,800,000
New York State
Energy, Research &
Development,
1.10% due 3/15/04	20,400	20,399,976
New York State
Energy, Research &
Development,
1.20% due 12/01/04	39,900	39,900,000
New York State
Mortgage Agency,
AMT,
1.125% due 4/02/04	11,000	11,000,000

		99,099,976

Bond, Revenue,Tax,Tax and Revenue
Anticipation Notes and General Obligation
Bonds and Notes — 14.7%

Baldwin, NY,
Union Free School
District,TANs,
2.00% due 6/29/04	8,500	8,528,671
Eastchester, NY,
Union Free School
District,TANs,
1.50% due 6/25/04	7,000	7,014,727
Herricks, NY,
Union Free School
District, BANs,
1.75% due 6/29/04	8,500	8,525,141
Johnson City, NY,
Central School
District, BANs,
1.50% due 6/17/04	20,000	20,031,515
Livingston County, NY,
BANs,
1.75% due 6/16/04	15,000	15,032,538
Nassau County, NY, TANs,
2.00% due 10/15/04	10,000	10,053,643
New York State
G.O.
2.00% due 4/15/04	10,000	10,010,950
New York State
G.O.
1.02% due 8/05/04	9,000	9,000,000
New York State
G.O.
1.03% due 10/01/04	15,300	15,300,000
North Hempstead, NY,
BANs,
2.00% due 2/03/05	3,000	3,024,430
Oceanside, NY,
Union Free School
District,TANs,
1.50% due 6/24/04	$14,900	$14,929,233
Puerto Rico
Commonwealth,
TRANs,
2.00% due 7/30/04	11,340	11,387,599
Sidney, NY, Central
School District,
BANs,
1.50% due 6/24/04	16,754	16,783,695
South Hampton Town,
NY, BANs,
1.50% due 6/25/04	16,000	16,034,425
Ulster County, NY,
BANs,
1.75% due 6/11/04	5,000	5,010,339

		170,666,906

Variable Rate Demand Notes* — 76.5%

ABN-AMRO Munitops
Certificates Trust,
due 2/08/06	21,402	21,402,000
ABN-AMRO Munitops
Certificates Trust,
due 4/15/06	3,030	3,030,000
ABN-AMRO Munitops
Certificates Trust,
due 3/07/07	7,561	7,561,000
ABN-AMRO Munitops
Certificates Trust,
due 5/02/07	27,565	27,565,000
Babylon, NY, Industrial
Development Agency,
AMT,
due 7/01/14	600	600,000
Capital District Regional
Off Track Betting,
due 2/01/31	4,500	4,500,000
Hempstead, NY, Industrial
Development Agency
Revenue, AMT
due 9/15/15	5,050	5,050,000
Jay Street, NY, Development
Corp.,
due 5/01/20	10,000	10,000,000
Long Island Power
Authority, NY,
due 4/01/10	4,600	4,600,000
Long Island Power
Authority, NY,
due 4/01/25	15,300	15,300,000
Metropolitan Transit
Authority, NY,
due 11/15/18	6,885	6,885,000

4

Citi New York Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
Principal
Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — 76.5%
(cont’d)

Metropolitan Transit
Authority, NY,
due 11/01/22	$10,000	$10,000,000
Metropolitan Transit
Authority, NY,
due 11/15/25	14,000	14,000,000
Metropolitan Transit
Authority, NY,
due 11/01/26	10,000	10,000,000
Metropolitan Transit
Authority, NY,
due 11/01/32	10,000	10,000,000
Municipal Securities
Trust Certificates,
due 12/02/14	3,845	3,845,000
Nassau County, NY,
Interim Finance
Authority,
due 11/15/22	12,025	12,025,000
New York City, NY,
due 2/01/15	4,995	4,995,000
New York City, NY,
due 2/15/16	9,010	9,010,000
New York City, NY,
due 6/01/17	7,175	7,175,000
New York City, NY,
due 6/01/22	2,000	2,000,000
New York City, NY,
due 8/15/23	4,400	4,400,000
New York City, NY,
Housing Development,
due 3/15/25	1,900	1,900,000
New York City, NY,
Housing Development,
AMT,
due 11/15/28	20,000	20,000,000
New York City, NY,
Housing Development,
AMT,
due 6/15/29	19,100	19,100,000
New York City
Housing Development,
due 7/1/35	27,715	27,715,000
New York City, NY,
Housing Development,
AMT,
due 10/15/35	10,000	10,000,000
New York City, NY,
Housing Development,
AMT,
due 12/01/36	4,000	4,000,000
New York City, NY,
Housing Development
Atlantic Courts Apts.,
AMT,
due 12/01/36	$20,000	$20,000,000
New York City, NY,
Housing Development
Columbus Green,
due 11/15/19	500	500,000
New York City, NY,
Housing Development
Tribeca Tower,
AMT,
due 11/15/19	4,000	4,000,000
New York City, NY,
Housing Development,
Upper A, AMT,
due 12/01/36	10,500	10,500,000
New York City, NY,
Industrial Development
Agency, AMT,
due 12/01/17	7,300	7,300,000
New York City, NY,
Industrial Development
Agency,
due 6/01/32	6,850	6,850,000
New York City, NY,
Municipal Water
Authority,
due 9/15/08	9,300	9,300,000
New York City, NY,
Municipal Water
Authority,
due 6/15/17	10,660	10,660,000
New York City, NY,
Municipal Water
Authority,
due 6/15/18	5,000	5,000,000
New York City, NY,
Municipal Water
Authority,
due 6/15/31	6,820	6,820,000
New York City, NY,
Municipal Water
Authority, Subseries F-1
due 6/15/35	2,100	2,100,000
New York City, NY,
Municipal Water
Authority, Subseries F-2
due 6/15/35	12,000	12,000,000
New York City, NY,
Transitional Finance
Authority Revenue,
due 8/01/22	8,580	8,580,000

5

Citi New York Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — 76.5%
(cont’d)

New York City, NY,
Transitional Finance
Authority Revenue,
due 11/01/22	$63,450	$63,450,000
New York City, NY,
Transitional Finance
Authority Revenue,
due 2/15/30	25,000	25,000,000
New York State
Dormitory Authority
Revenue,
due 2/01/06	3,900	3,900,000
New York State
Dormitory Authority
Revenue,
due 2/01/07	3,900	3,900,000
New York State
Dormitory Authority
Revenue,
due 2/15/07	3,100	3,100,000
New York State
Dormitory Authority
Revenue,
due 2/15/08	3,900	3,900,000
New York State
Dormitory Authority
Revenue,
due 2/15/21	17,000	17,000,000
New York State
Dormitory Authority
Revenue,
due 1/15/23	5,000	5,000,000
New York State
Dormitory Authority
Revenue,
due 7/01/25	2,000	2,000,000
New York State
Dormitory Authority
Revenue,
due 7/01/28	8,590	8,590,000
New York State
Dormitory Authority
Revenue,
due 5/15/29	10,000	10,000,000
New York State
Dormitory Authority
Revenue,
due 2/15/31	45,900	45,900,000
New York State
Environmental Facilities
Corp, AMT,
due 5/01/19	2,800	2,800,000
New York State
Housing Finance
Agency Authority,
due 11/01/35	28,600	28,600,000
New York State
Housing Finance
Agency Revenue,
due 5/15/15	$4,800	$4,800,000
New York State
Housing Finance
Agency Revenue,
AMT,
due 5/01/29	2,600	2,600,000
New York State
Housing Finance
Agency Revenue,
AMT,
due 5/15/30	9,000	9,000,000
New York State
Housing Finance
Agency Revenue,
AMT,
due 5/15/31	13,400	13,400,000
New York State
Housing Finance
Agency Revenue,
AMT,
due 11/1/35	24,000	24,000,000
New York State
Housing Finance
Agency Revenue,
350 West 43rd St,
AMT,
due 11/01/34	4,000	4,000,000
New York State
Housing Finance
Revenue, Biltmore Tower
Housing, AMT,
due 11/01/34	11,000	11,000,000
New York State
Housing Finance
Agency Service,
due 3/15/28	6,000	6,000,000
New York State
Local Government
Assistance Corp.,
due 4/01/19	1,800	1,800,000
New York State
Local Government
Assistance Corp.,
due 4/01/21	5,000	5,000,000
New York State
Local Government
Assistance Corp.,
due 4/01/22	22,160	22,160,000
New York State
Local Government
Assistance Corp.,
due 4/01/24	20,000	20,000,000

6

Citi New York Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
Principal
Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — 76.5%
(cont’d)

New York State
Local Government
Assistance Corp.,
due 4/01/25	$8,305	$8,305,000
New York State
Thruway Authority,
due 10/01/08	11,495	11,495,000
New York State
Urban Development
Corp.,
due 1/01/29	3,170	3,170,000
Puerto Rico
Commonwealth,
due 7/01/15	19,125	19,125,000
Puerto Rico
Commonwealth,
due 12/01/15	12,100	12,100,000
Puerto Rico
Commonwealth,
due 1/01/18	8,245	8,245,000
Puerto Rico
Commonwealth,
due 7/01/19	11,095	11,095,000
Puerto Rico
Commonwealth
Highway Transportation,
due 1/01/10	7,760	7,760,000
Puerto Rico
Commonwealth
Highway Transportation,
due 7/01/27	2,015	2,015,000
Puerto Rico
Commonwealth
Highway Transportation,
due 7/01/28	800	800,000
Puerto Rico
Commonwealth
Infrastructure,
due 7/01/07	4,000	4,000,000
Puerto Rico Electric
Power Authority,
due 7/01/15	1,095	1,095,000
Puerto Rico Electric
Power Authority,
due 7/01/22	12,500	12,500,000
Puerto Rico Industrial
Tourist Educational
Revenue,
due 7/08/04	8,700	8,700,000
Puerto Rico Public
Buildings Authority,
due 6/01/10	$4,665	$4,665,000
Rockland County, NY,
Industrial Development
Agency, AMT,
due 1/01/21	4,400	4,400,000
Schenectady County, NY,
Finance Corp.,
due 6/01/09	1,070	1,070,000
Southeast, NY,
Industrial Development
Agency, AMT,
due 12/01/12	2,000	2,000,000
Suffolk County, NY,
Industrial Development
Agency, AMT,
due 12/19/08	1,930	1,930,000
Suffolk County, NY,
Industrial Development
Agency, AMT,
due 12/19/20	3,320	3,320,000
Triborough Bridge and
Tunnel Authority, NY,
due 1/01/12	5,910	5,910,000
Triborough Bridge and
Tunnel Authority, NY,
due 11/15/18	11,570	11,570,000
Triborough Bridge and
Tunnel Authority, NY,
due 11/01/32	10,000	10,000,000
University of Puerto Rico,
University Revenue,
due 6/01/25	1,475	1,475,000
Virgin Islands Public
Finance Authority,
due 10/1/04	2,000	2,000,000

	885,913,000

Total Investments,
at Amortized Cost	99.8%	$1,155,679,882
Other Assets
Less Liabilities	0.2	2,056,969

Net Assets	100.0%	$1,157,736,851

AMT — Subject to Alternative Minimum Tax
*	Variable rate demand notes have a demand
feature under which the fund could tender
them back to the issuer on no more than
7 days notice.

See notes to financial statements

7

Citi New York Tax Free Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investments, at amortized cost (Note 1A)	$1,155,679,882
Cash	10,425
Interest receivable	2,967,512
Receivable for shares of beneficial interest sold	646,775

Total assets	1,159,304,594

Liabilities:
Payable for shares of beneficial interest repurchased	716,751
Management fees payable (Note 3)	328,277
Distribution/Service fees payable (Note 4)	230,988
Dividends payable	182,352
Accrued expenses and other liabilities	109,375

Total liabilities	1,567,743

Net Assets for 1,157,736,851 shares of beneficial interest	$1,157,736,851

Net Assets Consist of:
Par value of shares of beneficial interest
($0.00001 par value, unlimited shares authorized)	11,577
Paid-in capital in excess of par value	1,157,725,274

Total	$1,157,736,851

Net Asset Value, Offering Price and Redemption Price	$1.00

See notes to financial statements

8

Citi New York Tax Free Reserves
S T A T E M E N T O F O P E R A T I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Interest Income (Note 1B):		$5,832,074

Expenses:
Management fees (Note 3)	$2,602,422
Distribution/Service fees (Note 4)	1,445,790
Transfer agent fees	79,694
Custody and fund accounting fees	36,341
Trustees’ fees	29,217
Legal fees	26,668
Shareholder reports	25,934
Blue sky fees	19,910
Audit fees	12,600
Miscellaneous	2,022

Total expenses	4,280,598
Less: aggregate amount waived by the Manager (Note 3)	(519,571)
Less: fees paid indirectly (Note 1E)	(1,343)

Net expenses		3,759,684

Net investment income		$2,072,390

See notes to financial statements

9

Citi New York Tax Free Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase in Net Assets from Operations:
Net investment income	$2,072,390	$8,070,828
Net realized gain on investments	—	430,929

Net increase in net assets resulting from operations	2,072,390	8,501,757

From Investment Activities:
Net investment income, declared as dividends
to shareholders (Note 2):
Net investment income	(2,072,390)	(8,070,828)
Net realized gain	(430,929)	(20,450)

Decrease in net assets from distributions to shareholders	(2,503,319)	(8,091,278)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class N shares
Proceeds from sale of shares	800,971,878	1,091,300,855
Net asset value of shares issued to shareholders
from reinvestment of dividends	727,345	2,550,125
Cost of shares repurchased	(828,088,012)	(1,250,381,394)

Net decrease in net assets resulting from
transactions in shares of beneficial interest	(26,388,789)	(156,530,414)

Net Decrease in Net Assets	(26,819,718)	(156,119,935)

Net Assets:
Beginning of period	1,184,556,569	1,340,676,504

End of period	$1,157,736,851	$1,184,556,569

See notes to financial statements

10

Citi New York Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Citi New York Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”) which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end, management investment company. The Investment Manager of the Fund is Citi Fund Management Inc. (the “Manager”). Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb, (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the finan-cial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under the 1940 Act.

     B. Interest Income Interest income consists of interest accrued less the amortization of any premium on the investments of the Fund.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. Fees Paid Indirectly The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

11

Citi New York Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

     F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

     3. Management Fees The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.45% of the Fund’s average daily net assets. The management fee amounted to $2,602,422 of which $519,571 was voluntarily waived for the six months ended February 29, 2004. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

     4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% of average daily net assets. The Service fees paid amounted to $1,445,790 for the six months ended February 29, 2004.

     These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001 per share).

     6. Investment Transactions Purchases, and maturities and sales, of money market instruments aggregated $1,584,120,188 and $1,581,038,281, respectively, for the six months ended February 29, 2004.

     7. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at February 29, 2004, for federal income tax purposes, amounted to $1,155,679,882.

     8. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning

12

Citi New York Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement ben-efit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

     9. Additional Information The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain ben-efits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

13

Citi New York Tax Free Reserves
F I N A N C I A L H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 29, 2004
	(Unaudited)		2003	2002	2001	2000	1999

Net Asset Value,
beginning of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00217		0.00627	0.01080	0.02905	0.03156	0.02572
Dividends from net
investment income	(0.00217)		(0.00627)	(0.01080)	(0.02905)	(0.03156)	(0.02572)

Net Asset Value, end of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of period
(000’s omitted)	$1,157,737		$1,184,557	$1,340,677	$1,397,782	$1,267,712	$1,181,524
Ratio of expenses to
average net assets	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income
to average net assets	0.36	%*	0.63%	1.08%	2.88%	3.16%	2.56%
Total return	0.22	%**	0.63%	1.09%	2.94%	3.20%	2.60%

Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and ratios would have been as follows:

Net investment income
per share	$0.00172		$0.00516	$0.00959	$0.02707	$0.02963	$0.02391
Ratios:
Expenses to average net assets	0.74	%*	0.75%	0.77%	0.85%	0.84%	0.84%
Net investment income to
average net assets	0.27	%*	0.53%	0.96%	2.68%	2.97%	2.38%

* Annualized
** Not Annualized

See notes to financial statements

14

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Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Officers
R. Jay Gerken, CFA*
President and
Chief Executive Officer

Andrew B. Shoup*†
Senior Vice-President and
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

*	Affiliated Person of Investment Manager
†	As of November 25, 2003.

Investment Manager
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street,
Boston, MA 02110

This report is prepared exclusively for the information of shareholders of Citi New York Tax Free Reserves.

©2004 Citicorp	Citigroup Global Markets Inc. CFS/NYR/204 04-6427

Semi-Annual Report

CitiSM California Tax Free Reserves February 29, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter From the Chairman	1

Fund Facts	3

Schedule of Investments	4

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Notes to Financial Statements	10

Financial Highlights	13

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Amid uneven prospects about the economy, heightened concerns about terrorism and war, and volatility in the stock markets, investors continued to favor shorter-term fixed income securities during the six-month time frame ending February 29, 2004. In particular, tax-exempt money market funds enjoyed positive returns in late 2003 despite low nominal yields, with strength extending into early 2004. In comparison to their taxable fixed-income counterparts, municipal securities continued to offer attractive yields and opportunities.

It was a difficult period for the state of California. The state’s general obligation ratings are presently the lowest of any state in the nation after suffering the greatest number of rating downgrades during the recession than any other state.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

The factors that precipitated the downgrades were a dramatic drop in capital gains taxes, the economic impact of the energy crisis, and continued weakness in the state’s high tech sector.

Unable to marshal the political will to pare expenditures so drastically, legislators faced a growing budget gap. In November of 2003 the electorate responded, driving Governor Gray Davis from office, and replacing him with Arnold Schwarzenegger.

Within this environment, the fund performed as follows:

CITISM CALIFORNIA TAX FREE RESERVES
YIELDS AS OF FEBRUARY 29, 2004 (Unaudited)

Seven-day current yield	0.30%
Seven-day effective yield	0.30%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost.

The fund’s yields will vary. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Both yields include a voluntary partial waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current and seven-day effective yields would have been 0.17%.

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period.The yield is shown as a percentage of the investment.The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be rein-vested.The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. In the cases where the current yield and effective yield are the same, it is due to rounding.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

1

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affili-ates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 9, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

Please refer to pages 4 through 6 for a list and percentage breakdown of the fund’s holdings.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund. Remember also that because the fund may invest in municipal securities, certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

2

F U N D   F A C T S

Fund Objective
To provide its shareholders with high levels of current income exempt from both federal and California personal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
March 10, 1992	Distributed annually, if any

Net Assets as of 2/29/04	Benchmark**
$281.3 million	• Lipper California Tax Exempt Money
Market Funds Average

• iMoneyNet, Inc. California Tax
Free Money Market Funds Average

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.
**	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

3

Citi California Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S	February 29, 2004
(Unaudited)
Principal
Amount
Issuer	(000’s omitted)	Value

Annual and Semi-Annual Tender Revenue

Bonds and Notes (Puts) — 9.3%

Bay Area Government
Association,
5.00% due 6/15/04	$1,500	$1,517,317
California Educational
Facility Authority
Revenue,
0.90% due 3/01/04	10,000	10,000,000
California Infrastructure
& Economic
Development
Bank, Series A,
1.00% due 5/13/04	7,000	7,000,000
California Infrastructure
& Economic
Development Bank,
Series C,
1.00% due 5/13/04	6,500	6,500,000
Southern California
Public Power Authority
Project Revenue,
4.00% due 1/01/05	1,000	1,024,858

		26,042,175

Bond, Revenue,Tax,Tax and Revenue
Anticipation Notes and General Obligation
Bonds and Notes — 11.4%

Alameda, CA,
Unified School District,
TRANs,
2.00% due 6/30/04	5,000	5,017,686
Fontana, CA, Unified
School District,
TRANs,
1.75% due 7/02/04	5,000	5,013,985
Los Gatos, CA, School
District,TRANs,
1.50% due 6/30/04	3,250	3,256,281
Petaluma, CA, City
School District,TRANs,
2.00% due 6/30/04	1,935	1,941,780
Puerto Rico
Commonwealth,
TRANs,
2.00% due 7/30/04	10,000	10,042,020
San Francisco, CA,
City & County,TRANs,
AMT,
2.00% due 12/03/04	7,000	7,048,183

		32,319,935

Variable Rate Demand Notes* — 79.3%

ABN-Amro Municipal

Trust Receipts,
due 7/05/06	$3,000	$3,000,000
Anaheim, CA,
Multi-Family Housing
Authority, AMT,
due 3/15/33	3,580	3,580,000
Bay Area Toll Authority,
CA,Toll Bridge
Revenue,
due 4/01/36	10,000	10,000,000
California Educational
Facility Authority
Revenue,
due 11/01/29	1,085	1,085,000
California Housing
Finance Agency
Revenue, AMT,
due 2/01/33	2,980	2,980,000
California State
Department Water
Reserves,
due 5/01/13	9,850	9,850,000
California State
Department Water
Reserves,
due 5/01/22	15,900	15,900,000
California Statewide
Community
Development,
due 12/01/18	4,995	4,995,000
California Statewide
Community
Development,
due 12/01/22	2,550	2,550,000
California Statewide
Community
Development,
AMT,
due 6/01/24	3,180	3,180,000
California Statewide
Community
Development,
due 9/01/29	4,150	4,150,000
California Statewide
Community
Development,
AMT,
due 10/15/30	8,640	8,640,000
California Statewide
Community
Development,
AMT,
due 2/15/36	8,000	8,000,000

4

Citi California Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — 79.3%
(con’t)

California Statewide
Community
Development,
AMT,
due 12/15/36	$4,250	$4,250,000
Eastern Municipal
Water & Sewer
Revenue District,
CA,
due 7/01/33	4,000	4,000,000
Kern County, CA,
High School District,
due 2/01/13	3,800	3,800,000
Lancaster, CA,
Redevelopment
Agency Multi-Family
Housing,
due 12/15/31	4,000	4,000,000
Livermore, CA,
Multi-Family Revenue,
due 7/15/18	100	100,000
Livermore, CA,
Redevelopment
Agency Multi-Family
Housing, AMT,
due 11/01/40	5,200	5,200,000
Los Angeles, CA,
Community College,
due 8/01/18	8,135	8,135,000
Los Angeles, CA,
Convention and
Exhibition Center
Authority,
due 6/16/04	4,000	4,000,000
Los Angeles ,CA
Wastewater System
Revenue,
due 12/09/04	6,000	6,000,000
Los Angeles, CA,
Water and Power
Revenue,
due 7/01/35	13,000	13,000,000
Manteca, CA, Financing
Authority,
due 7/01/33	3,000	3,000,000
Metropolitan Water
District, Southern
California,
due 7/01/20	3,700	3,700,000
Metropolitan Water
District, Southern
California,
due 7/01/28	4,800	4,800,000
Metropolitan Water
District, Southern
California,
due 7/01/30	$6,000	$6,000,000
Modesto, CA, High
School District,
due 8/01/24	7,590	7,590,000
Municipal Securities
Trust Certificates,
due 12/02/14	1,200	1,200,000
Newport Beach, CA,
Revenue,
due 10/01/22	2,100	2,100,000
Orange County, CA,
Impt Act 1915,
due 9/02/33	1,000	1,000,000
Orange County, CA,
Recovery Certificates,
due 7/01/19	8,995	8,995,000
Otay, CA, Water
Distribution Certificates,
due 9/01/26	3,400	3,400,000
Puerto Rico Electric
Power Authority,
due 7/01/15	900	900,000
Puerto Rico Electric
Power Authority,
due 7/01/22	7,400	7,400,000
Puerto Rico Electric
Power Authority,
due 7/01/23	4,300	4,300,000
Puerto Rico Industrial
Tourist Educational
Revenue,
due 7/08/04	620	620,000
Puerto Rico Municipal
Finance Agency,
due 2/01/09	3,300	3,300,000
Puerto Rico Public
Finance Corp.,
due 6/01/10	2,000	2,000,000
Puerto Rico Public
Finance Corp.,
due 6/01/26	2,300	2,300,000
Sacramento County, CA,
City Financing
Authority,
due 5/01/16	4,800	4,800,000
Sacramento County, CA,
Multi Family Housing,
AMT,
due 7/15/35	2,000	2,000,000
Sacramento County, CA
Public Finance,
due 12/01/28	8,525	8,525,000

5

Citi California Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — 79.3%
(con’t)

San Diego County, CA,
Certificate Partnership,
due 1/01/23	$1,500	$1,500,000
San Francisco, CA,
City & County, AMT,
due 5/01/24	4,800	4,800,000
University of Puerto
Rico Revenue,
due 6/01/25	4,000	4,000,000
Virgin Islands Public
Finance Authority
Revenue,
due 10/01/14	1,715	1,715,000
Westminster, CA,
Redevelopment Tax
Allocation,
due 8/01/27	2,650	2,650,000

		222,990,000

Total Investments,
at Amortized Cost	100.0%	281,352,110
Other Assets,
Less Liabilities	0.0	(88,041

Net Assets	100.0%	$281,264,069

AMT — Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.
See notes to financial statements

6

Citi California Tax Free Reserves
S T A T E M E N T   O F   A S S E T S   A N D  L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investments, at amortized cost (Note 1A)	$281,352,110
Cash	4,766
Interest receivable	681,207
Receivable for shares of beneficial interest sold	107,065

Total assets	282,145,148

Liabilities:
Payable for shares of beneficial interest repurchased	634,008
Management fees payable (Note 3)	68,080
Distribution/Service fees payable (Note 4)	55,967
Dividends payable	52,582
Accrued expenses and other liabilities	70,442

Total liabilities	881,079

Net Assets for 281,274,766 shares of beneficial interest outstanding	$281,264,069

Net Assets Consist of:
Par value of shares of beneficial interest
($0.00001 par value, unlimited shares authorized)	$2,813
Paid-in capital in excess of par value	281,271,953
Accumulated net realized loss on investments	(10,697)

Total	$281,264,069

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See notes to financial statements

7

Citi California Tax Free Reserves
S T A T E M E N T O F O P E R A T I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Investment Income (Note 1B):		$1,372,744

Expenses:
Management fees (Note 3)	$623,579
Distribution/Service fees (Note 4)	346,432
Transfer agent fees	29,448
Legal fees	26,853
Custody and fund accounting fees	23,256
Shareholder reports	16,831
Blue sky fees	16,450
Audit fees	8,600
Trustees’ fees	3,431
Miscellaneous	2,643

Total expenses	1,097,523
Less: aggregate amounts waived by the Manager (Note 3)	(196,606)
Less: fees paid indirectly (Note 1E)	(364)

Net expenses		900,553

Net investment income		472,191
Net Realized Loss on Investments		(10,697)

Net Increase in Net Assets Resulting from Operations		$461,494

See notes to financial statements

8

Citi California Tax Free Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase in Net Assets from Operations:
Net investment income	$472,191	$1,779,973
Net realized gain (loss) on investments	(10,697)	87,075

Net increase in net assets resulting from operations	461,494	1,867,048

Dividends to Shareholders from:
Net investment income	(472,191)	(1,779,973)
Net realized gain	(87,075)	(74,741)

Decrease in net assets from distributions to shareholders	(559,266)	(1,854,714)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	188,143,709	481,252,269
Net asset value of shares issued to shareholders
from reinvestment of dividends	68,486	213,130
Cost of shares repurchased	(197,583,582)	(485,691,345)

Net decrease in net assets from transactions
in shares of beneficial interest	(9,371,387)	(4,225,946)

Net Decrease in Net Assets	(9,469,159)	(4,213,612)

Net Assets:
Beginning of period	290,733,228	294,946,840

End of period	$281,264,069	$290,733,228

See notes to financial statements

9

Citi California Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Citi California Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”), which is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Investment Manager of the Fund is Citi Fund Management Inc. (the “Manager”). Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under the 1940 Act.

     B. Interest Income Interest income consists of interest accrued, and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. Fees Paid Indirectly The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

10

Citi California Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

3. Management Fees The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.45% of the Fund’s average daily net assets. The management fees amounted to $623,579, of which $196,606 was voluntarily waived for the six months ended February 29, 2004. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Trust adopted a Service Plan pursuant to Rule l2b-1 under the 1940 Act. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% of the average daily net assets. The Service fees paid amounted to $346,432 for the six months ended February 29, 2004. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001 per share).

6. Investment Transactions Purchases and maturities and sales of money market instruments aggregated $331,978,945 and $340,722,580, respectively, for the six months ended February 29, 2004.

7. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at February 29, 2004 for federal income tax purposes, amounted to $281,352,110.

8. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as

11

Citi California Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

9. Additional Information The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

12

Citi California Tax Free Reserves
F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 29, 2004
	(Unaudited)		2003	2002	2001	2000	1999

Net Asset Value,
beginning of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00203		0.00618	0.01046	0.02588	0.02907	0.02473
Less dividends from net
investment income	(0.00203)		(0.00618)	(0.01046)	(0.02588)	(0.02907)	(0.02473)

Net Asset Value, end of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of period
(000’s omitted)	$281,264		$290,733	$294,947	$300,601	$313,292	$306,033
Ratio of expenses to average
net assets	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average
net assets after fees
paid indirectly	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income
to average net assets	0.34	%*	0.59%	1.04%	2.57%	2.90%	2.47%
Total return	0.20	%**	0.62%	1.05%	2.62%	2.95%	2.50%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the periods indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income
per share	$0.00133		$0.00482	$0.00861	$0.02295	$0.02680	$0.02243
Ratios:
Expenses to average net assets	0.79	%*	0.78%	0.82%	0.92%	0.88%	0.88%
Net investment income to
average net assets	0.20	%*	0.46%	0.87%	2.30%	2.67%	2.24%

* Annualized
** Not Annualized
See notes to financial statements

13

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Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Officers
R. Jay Gerken, CFA*
President and
Chief Executive Officer

Andrew B. Shoup*†
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

*	Affiliated Person of Investment Manager
†	As of November 25, 2003

Investment Manager
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street,
Boston, MA 02110

This report is prepared exclusively for the information of shareholders of Citi California Tax Free Reserves.

©2004 Citicorp	Citigroup Global Markets Inc.
CFS/RCA/204
04-6428

Semi-Annual Report

CitiSM Connecticut Tax Free Reserves February 29, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter From the Chairman	1

Fund Facts	3

Schedule of Investments	4

Statement of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes in Net Assets	8

Notes to Financial Statements	9

Financial Highlights	13

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Amid uneven prospects about the economy, heightened concerns about terrorism and war, and volatility in the stock markets, investors continued to favor shorter-term fixed income securities during the six-month time frame ending February 29, 2004. In particular, tax-exempt money market funds enjoyed positive returns in late 2003 despite low nominal yields, with strength extending into early 2004. In comparison to their taxable fixed-income counterparts, municipal securities continued to offer attractive yields and opportunities.

Looking specifically at Connecticut, Standard & Poor’s upgraded its rating on the state on September 26, 2003 based mainly on action taken by the governor and legislature to restore balance for fiscal years 2003-2005. These measures included staff reductions and an increase in the personal income tax rate. Governor Rowland has also proposed to close the state’s budget gap by increasing taxes on cigarettes and alcohol.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Within this environment, the fund performed as follows:

CITISM CONNECTICUT TAX FREE RESERVES
YIELDS AS OF FEBRUARY 29, 2004 (Unaudited)

		Smith Barney	Smith Barney
	Class N Shares	Class A Shares	Class Y Shares

Seven-day current yield	0.28%	0.28%	0.38%
Seven-day effective yield	0.28%	0.28%	0.38%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost. The fund’s yields will vary. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All yields for all share classes include a voluntary partial waiver of the management fee and distribution/ service fee.This waiver may be reduced or terminated at any time. If the full management fee and distribution/service fees had been included, the seven-day current and seven-day effective yields for Class N shares would have been 0.12% and Smith Barney Class A shares would have been 0.27% and the seven-day current and seven-day effective yields for Smith Barney Class Y shares would have been 0.37%. The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. In the cases where the current yield and effective yield are the same, it is due to rounding.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

1

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affili-ates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 9, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

Please refer to pages 4 through 5 for a list and percentage breakdown of the fund’s holdings.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund. Remember also that because the fund may invest in municipal securities, certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

2

F U N D   F A C T S

Fund Objective
To provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes,* preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
Class N shares	Distributed annually, if any
December 1, 1993

Smith Barney Connecticut	Benchmark**
Money Market Portfolio	• Lipper Connecticut Tax Exempt
Class A shares (“Class A shares”)	Money Market Funds Average
July 3, 2001
• iMoneyNet, Inc. Connecticut Tax
Smith Barney Connecticut	Free Money Market Funds Average
Money Market Portfolio
Class Y shares (“Class Y shares”)
December 3, 2003

Net Assets as of 2/29/04
Class N shares: $189.9 million
Class A shares: $124.1 million
Class Y shares: $15.3 million

*	A portion of the income may be subject to the Federal Alternative MinimumTax (AMT). Consult your personal tax adviser.
**	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

3

Citi Connecticut Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000's omitted)	Value

Annual and Semi-Annual Tender Revenue

Bonds and Notes (Puts) — 3.0%

Connecticut State
Housing Finance
Authority,
2.00% due 5/14/04	$5,370	$5,381,712
Connecticut State
Special Tax Obligation,
4.00% due 9/1/04	2,400	2,435,256
New Haven, CT,
1.03% due 3/09/04	2,000	2,000,000

		9,816,968

Bond, Revenue,Tax,Tax and Revenue
Anticipation Notes and General Obligation
Bonds and Notes — 17.8%

Bethel, CT,
BANs,
2.00% due 11/03/04	3,230	3,251,575
Coventry, CT,
BANs,
2.00% due 12/09/04	1,500	1,510,321
Groton Town, CT, G.O.,
2.00% due 12/03/04	3,375	3,398,500
Groton City, CT, G.O.,
2.00% due 2/16/05	2,465	2,487,275
Ledyard, CT,
BANs,
2.00% due 2/01/05	4,975	5,018,263
Madison, CT,
BANs,
2.00% due 3/18/04	9,000	9,004,136
Meriden, CT,
BANs,
2.00% due 8/06/04	13,534	13,594,156
Monroe, CT, G.O.,
2.00% due 05/05/04	6,500	6,510,846
Puerto Rico
Commonwealth,
TRANs,
2.00%, due 7/30/04	7,000	7,029,339
West Haven, CT,
BANs,
2.00% due 7/15/04	6,880	6,907,068

		58,711,479

Special Tax Obligation Revenue
Bonds — 4.1%

Connecticut State
Special Tax Obligation,
0.93% due 4/01/09	8,700	8,700,000
Connecticut State
Special Tax Obligation,
0.93% due 12/01/10	5,000	5,000,000

		13,700,000

Variable Rate Demand Notes* — 75.0%

Connecticut State,

due 5/15/14	$14,000	$14,000,000
Connecticut State,
due 2/15/21	10,000	10,000,000
Connecticut State
Development
Authority Revenue,
AMT,
due 6/01/13	3,000	3,000,000
Connecticut State
Development
Authority Revenue,
due 7/01/15	3,770	3,770,000
Connecticut State
Health and
Educational Facilities,
due 7/01/20	8,500	8,500,000
Connecticut State
Health and
Educational Facilities,
due 7/01/22	10,445	10,445,000
Connecticut State
Health and
Educational Facilities,
due 7/01/23	5,000	5,000,000
Connecticut State
Health and
Educational Facilities,
due 7/01/24	15,000	15,000,000
Connecticut State
Health and
Educational Facilities,
due 7/01/27	14,500	14,500,000
Connecticut State
Health and
Educational Facilities,
due 7/01/31	16,150	16,150,000
Connecticut State
Health and
Educational Facilities,
due 7/01/37	15,000	15,000,000
Connecticut State
Health and
Educational Facilities,
Hartford Hospital,
due 7/01/30	2,000	2,000,000
Connecticut State
Health and
Educational Facilities,
Marvelwood School,
due 7/01/30	4,185	4,185,000
Connecticut State
Health and
Educational Facilities,
Kent School,
due 7/01/30	2,300	2,300,000

4

Citi Connecticut Tax Free Reserves
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 75.0% (cont’d)

Connecticut State
Health and
Educational Facilities,
Summerwood
University,
due 7/01/30	$1,900	$1,900,000
Connecticut State
Housing Finance
Authority,
due 11/15/24	1,816	1,816,000
Connecticut State
Housing Finance
Authority,
due 11/15/28	6,975	6,975,000
Municipal Securities
Trust,
due 12/02/14	6,900	6,900,000
Municipal Securities
Trust, AMT,
due 3/30/15	8,000	8,000,000
North Canaan, CT,
Housing Authority
Revenue,
due 8/01/31	5,090	5,090,000
Norwalk, CT, G.O.,
due 2/01/17	8,100	8,100,000
Puerto Rico
Commonwealth,
due 7/01/12	5,820	5,820,000
Puerto Rico
Commonwealth
Highways &
Transportation,
due 7/01/09	260	260,000
Puerto Rico
Commonwealth
Highways &
Transportation,
due 7/01/27	5,000	5,000,000
Puerto Rico
Commonwealth
Infrastructure
Financing Authority,
due 7/01/07	8,120	8,120,000
Puerto Rico Electrical
Power Authority,
due 7/01/15	5,000	5,000,000
Puerto Rico Electrical
Power Authority,
due 7/01/22	11,400	11,400,000
Puerto Rico Electrical
Power Authority,
due 7/01/23	4,600	4,600,000
Puerto Rico
Government
Development Bank,
due 12/01/15	$12,800	$12,800,000
Puerto Rico Industrial
Tourist Educational
Medical &
Environmental
Control Authority,
AMT,
due 12/01/30	4,400	4,400,000
Puerto Rico Municipal
Financing Agency,
due 8/01/12	7,455	7,455,000
South Central
Connecticut Regional
Water Authority,
due 8/01/32	11,150	11,150,000
University of
Connecticut,
due 1/15/11	4,000	4,000,000
Virgin Islands Public
Financing Authority,
due 10/01/14	4,300	4,300,000

		246,936,000

Total Investments,
at Amortized Cost	99.9%	329,164,447
Other Assets,
Less Liabilities	0.1	172,263

Net Assets	100.0%	$329,336,710

AMT — Subject to Alternative Minimum Tax
*	Variable rate demand notes have a demand
feature under which the Fund could tender
them back to the issuer on no more than
7 days notice.
See notes to financial statements

5

Citi Connecticut Tax Free Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investments, at amortized cost (Note 1A)	$329,164,447
Cash	27,554
Receivable for shares of beneficial interest sold	1,381,242
Interest receivable	931,003

Total assets	331,504,246

Liabilities:
Management fees payable (Note 3)	113,624
Payable for shares of benenficial interest repurchased	1,909,212
Dividends payable	33,997
Distribution/Service fees payable (Note 4)	18,673
Accrued expenses and other liabilities	92,030

Total liabilities	2,167,536

Net Assets	$329,336,710

Net Assets Consist of:
Par value of shares of beneficial interest
($0.00001 par value, unlimited shares authorized)	$3,293
Paid-in capital in excess of par value	329,330,504
Accumulated net realized gain on investments	2,913

Total	$329,336,710

Class N shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($189,922,579/189,921,859 shares outstanding)	$1.00

Smith Barney Connecticut Money Market Portfolio
Class A shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($124,123,430/124,121,773 shares outstanding)	$1.00

Smith Barney Connecticut Money Market Portfolio
ClassY shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($15,290,701/15,290,165 shares outstanding)	$1.00

See notes to financial statements

6

Citi Connecticut Tax Free Reserves
S T A T E M E N T O F O P E R A T I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Interest Income (Note 1B):		$1,205,180

Expenses:
Management fees (Note 3)	$555,348
Distribution/Service fees (Note 4)	229,915
Transfer agent fees	25,618
Blue sky fees	24,639
Custody and fund accounting fees	24,563
Legal fees	20,831
Shareholder reports	12,000
Audit fees	11,500
Registration fees	9,337
Trustees’ fees	3,348
Miscellaneous	8,569

Total expenses	925,668
Less: aggregate amount waived by the Manager and
Distributor (Note 3 & 4)	(125,999)
Less: fees paid indirectly (Note 1E)	(985)

Net expenses		798,684

Net investment income		406,496
Net Realized Gain on Investments		2,913

Net Increase in Net Assets Resulting from Operations		$409,409

See notes to financial statements

7

Citi Connecticut Tax Free Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase in Net Assets from Operations:
Net investment income	$406,496	$1,257,165
Net realized gain on investments	2,913	15,540

Net increase in net assets resulting from operations	409,409	1,272,705

From Investment Activities:
Net investment income, declared as dividends
to shareholders (Note 2):
Class N shares	(237,555)	(857,006)
Class A shares	(156,922)	(400,159)
Class Y shares	(12,019)	—

Decrease in net assets from distributions to shareholders	(406,496)	(1,257,165)

Net investment income, declared as net realized gains
to shareholders
Class N shares	(10,218)	(1,964)
Class A shares	(5,322)	(845)
Class Y shares	—	—

Decrease in net assets from distributions to shareholders	(15,540)	(2,809)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class N Shares
Proceeds from sale of shares	175,498,456	240,659,458
Net asset value of shares issued to shareholders
from reinvestment of dividends	31,722	149,296
Cost of shares repurchased	(126,407,408)	(267,548,648)

Total Class N shares	49,122,770	(26,739,894)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Smith Barney Connecticut Money Market Portfolio
Class A Shares
Proceeds from sale of shares	221,060,625	231,419,026
Net asset value of shares issued to shareholders
from reinvestment of dividends	159,152	392,182
Cost of shares repurchased	(170,881,213)	(224,149,188)

Total Class A shares	50,338,564	7,662,020

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Smith Barney Connecticut Money Market Portfolio
ClassY Shares
Proceeds from sale of shares	19,729,000	—
Net asset value of shares issued to shareholders
from reinvestment of dividends	12,018	—
Cost of shares repurchased	(4,450,853)	—

Total Class Y shares	15,290,165	—

Total increase (decrease) in net assets from transactions
in shares of beneficial interest	114,751,499	(19,077,874)

Net Increase (Decrease) in Net Assets	114,738,872	(19,065,143)

Net Assets:
Beginning of period	214,597,838	233,662,981

End of period	$329,336,710	$214,597,838

See notes to financial statements

8

Citi Connecticut Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Citi Connecticut Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Investment Manager of the Fund is Citi Fund Management Inc. (the “Manager”). Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent. State Street Bank and Trust Company (“State Street”) acts as the Fund’s sub-transfer agent with respect to Class N shares. PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent with respect to Smith Barney Connecticut Money Market Portfolio Class A shares (“Class A shares”) and Smith Barney Connecticut Money Market Portfolio Class Y shares (“Class Y shares”). CTB receives fees and asset-based fees that vary according to the account size and type of account. State Street is responsible for Class N shareholder accounts and is paid by CTB. PFPC is responsible for shareholder recordkeeping and financial processing for all Class A and Class Y shareholder accounts. The Fund as of February 29, 2004 offers Class N shares, Class A shares, and Class Y shares. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the finan-cial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under the 1940 Act.

     B. Interest Income Interest income consists of interest accrued, and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The

9

Citi Connecticut Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. Fees Paid Indirectly The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

3. Management Fees The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.45% of the Fund’s average daily net assets. The management fees amounted to $555,348, of which $28,206 was voluntarily waived for the six months ended February 29, 2004. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% and 0.10% of the average daily net assets represented by Class N and Class A shares, respectively. The Service fees amounted to $182,470, of which $97,793 was voluntarily waived for Class N shares, and $47,445 for Class A shares for the six months ended February 29, 2004.

10

Citi Connecticut Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

     These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholders accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001 per share).

6. InvestmentTransactions Purchases, and maturities and sales of money market instruments aggregated $455,962,472 and $340,188,053, respectively, for the six months ended February 29, 2004.

7. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at February 29, 2004 for federal income tax purposes, amounted to $329,164,447.

8. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

9. Additional Information The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the

11

Citi Connecticut Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

12

Citi Connecticut Tax Free Reserves
F I N A N C I A L   H I G H L I G H T S

Class N Shares

Six Months Ended			Year Ended August 31,
February 29, 2004
(Unaudited)			2003	2002	2001	2000	1999

Net Asset Value,
beginning of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00173		0.00545	0.01092	0.02724	0.03052	0.02550
Less dividends from
net investment income	(0.00173)		(0.00545)	(0.01092)	(0.02724)	(0.03052)	(0.02550)

Net Asset Value,
end of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of period
(000’s omitted)	$189,923		$140,809	$167,541	$229,924	$208,401	$162,053
Ratio of expenses to average
net assets	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average
net assets after fees
paid indirectly	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income
to average net assets	0.33	%*	0.55%	1.10%	2.70%	3.08%	2.54%
Total return	0.17	%**	0.55%	1.10%	2.76%	3.10%	2.58%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the periods indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income
per share	$0.00112		$0.00421	$0.00881	$0.02453	$0.02819	$0.02289
Ratios:
Expenses to average net assets	0.81	%*	0.76%	0.83%	0.92%	0.93%	0.91%
Net investment income to
average net assets	0.17	%*	0.44%	0.92%	2.43%	2.80%	2.28%

* Annualized
** Not Annualized

See notes to financial statements

13

Citi Connecticut Tax Free Reserves
F I N A N C I A L   H I G H L I G H T S (Continued)

	Smith Barney Connecticut Money
	Market Portfolio Class A shares

					For the
					period
	Six Months		Year		July 3, 2001
	Ended		Ended		(Commencement of
	February 29,		August 31,		operations)
	2004				to August 31,
	(Unaudited)		2003	2002	2001

Net Asset Value, beginning of period	$1.00000		$1.00000	$1.00000	$1.00000
Net investment income	0.00170		0.00545	0.01088	0.00301
Less dividends from net
investment income	(0.00170)		(0.00545)	(0.01088)	(0.00301)

Net Asset Value, end of period	$1.00000		$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of period
(000’s omitted)	$124,123		$73,789	$66,122	$31,972
Ratio of expenses to average net assets	0.65	%*	0.65%	0.65%	0.65%*
Ratio of expenses to average net assets
after fees paid indirectly	0.65	%*	0.65%	0.65%	0.65%*
Ratio of net investment income to
average net assets	0.33	%*	0.54%	1.09%	1.77%*
Total return	0.17	%**	0.55%	1.09%	0.30%**

Note: If Agents of the Fund had no tvoluntarilywaived all or aportion of their fees from the Fund for the periods indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share	$0.00161		$0.00432	$0.00925	$0.00030
Ratios:
Expenses to average net assets	0.66	%*	0.76%	0.83%	4.37%*
Net investment income (loss)
to average net assets	0.32	%*	0.43%	0.92%	(1.95)%*

* Annualized
** Not Annualized
See notes to financial statements

14

Citi Connecticut Tax Free Reserves
F I N A N C I A L   H I G H L I G H T S (Continued)

Smith Barney
Connecticut Money
Market Portfolio
Class Y shares

For the period
December 3, 2003
(Commencement of
operations)
to February 29, 2004
(Unaudited)

Net Asset Value, beginning of period	$1.00000
Net investment income	0.00105
Less dividends from net investment income	(0.00105)

Net Asset Value, end of period	$1.00000

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$15,291
Ratio of expenses to average net assets	0.55%*
Ratio of expenses to average net assets after fees paid indirectly	0.55%*
Ratio of net investment income to average net assets	0.41%*
Total return	0.10%**

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the periods indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net invest-
ment income per share would have been as follows:

Net investment income per share	$0.00101
Ratios:
Expenses to average net assets	0.56%*
Net investment income to average net assets	0.40%*

* Annualized
** Not Annualized
See notes to financial statements

15

This page intentionally left blank.

Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Officers
R. Jay Gerken, CFA*
President and
Chief Executive Officer

Andrew B. Shoup*†
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

*	Affiliated Person of Investment Manager
†	as of November 25, 2003

Investment Manager
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared exclusively for the information of shareholders of Citi Connecticut Tax Free Reserves.

©2004 Citicorp	Citigroup Global Markets Inc.
CFS/RCT/204
04-6426

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.

         Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         No changes.

ITEM 10. CONTROLS AND PROCEDURES.

         (a)   The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
               Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and
               procedures required by Rule 30a-3(b) under the 1940 Act and
               15d-15(b) under the Securities Exchange Act of 1934

         (b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year
               (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over
               financial reporting.

ITEM 11. EXHIBITS.

               (a)(2) Attached hereto.

               Exhibit 99.CERT            Certifications pursuant to section
                                          302 of the Sarbanes-Oxley Act of
                                          2002

               (b) Furnished.

               Exhibit 99.906CERT         Certifications pursuant to Section
                                          906 of the Sarbanes-Oxley Act of
                                          2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITIFUNDS TRUST III -
CITI CASH RESERVES

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
CITIFUNDS TRUST III-
CITI CASH RESERVES

Date: May 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
CITIFUNDS TRUST III-
CITI CASH RESERVES

Date: May 5, 2004

By:      /s/ ANDREW B. SHOUP
         Chief Administrative Officer of
CITIFUNDS TRUST III-
CITI CASH RESERVES

Date: May 5, 2004

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITIFUNDS TRUST III -
CITI U.S. TREASURY RESERVES

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
CITIFUNDS TRUST III-
CITI U.S. TREASURY RESERVES

Date: May 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
CITIFUNDS TRUST III-
CITI U.S.TREASURY RESERVES

Date: May 5, 2004

By:      /s/ ANDREW B. SHOUP
         Chief Administrative Officer of
CITIFUNDS TRUST III-
CITI U.S. TREASURY RESERVES

Date: May 5, 2004

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITIFUNDS TRUST III -
CITI TAX FREE RESERVES

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
CITIFUNDS TRUST III-
CITI TAX FREE RESERVES

Date: May 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
CITIFUNDS TRUST III-
CITI TAX FREE RESERVES

Date: May 5, 2004

By:      /s/ ANDREW B. SHOUP
         Chief Administrative Officer of
CITIFUNDS TRUST III-
CITI TAX FREE RESERVES

Date: May 5, 2004

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITIFUNDS TRUST III -
CITI NEW YORK TAX FREE RESERVES

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
CITIFUNDS TRUST III-
CITI NEW YORK TAX FREE RESERVES

Date: May 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
CITIFUNDS TRUST III-
CITI NEW YORK TAX FREE RESERVES

Date: May 5, 2004

By:      /s/ ANDREW B. SHOUP
         Chief Administrative Officer of
CITIFUNDS TRUST III-
CITI NEW YORK TAX FREE RESERVES

Date: May 5, 2004

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITIFUNDS TRUST III -
CITI CALIFORNIA TAX FREE RESERVES

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
CITIFUNDS TRUST III-
CITI CALIFORNIA TAX FREE RESERVES

Date: May 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
CITIFUNDS TRUST III-
CITI CALIFORNIA TAX FREE RESERVES

Date: May 5, 2004

By:      /s/ ANDREW B. SHOUP
         Chief Administrative Officer of
CITIFUNDS TRUST III-
CITI CALIFORNIA TAX FREE RESERVES

Date: May 5, 2004

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITIFUNDS TRUST III -
CITI CONNECTICUT TAX FREE RESERVES

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
CITIFUNDS TRUST III-
CITI CONNECTICUT TAX FREE RESERVES

Date: May 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
CITIFUNDS TRUST III-
CITI CONNECTICUT TAX FREE RESERVES

Date: May 5, 2004

By:      /s/ ANDREW B. SHOUP
         Chief Administrative Officer of
CITIFUNDS TRUST III-
CITI CONNECTICUT TAX FREE RESERVES

Date: May 5, 2004